As filed with the Securities and Exchange Commission on July 28, 1999

                                   Securities Act File No. 333-74407
                             Investment Company Act File No. 811-9261


        U.S. SECURITIES AND EXCHANGE COMMISSION
                WASHINGTON, D.C. 20549
                       FORM N-2

       [X]   Registration Statement under the Securities Act of 1933
       [X]   Pre-Effective Amendment No. 2
       [ ]   Post-Effective Amendment No. ____ and/or

       [X]   Registration Statement under the Investment Company Act of 1940
       [X]   Amendment No. 2

            LCM INTERNET GROWTH FUND, INC.
  (Exact Name of Registrant as Specified in Charter)
             810 West Washington Boulevard
                Chicago, Illinois 60607
       (Address of Principal Executive Offices)
  Registrant's Telephone Number, Including Area Code: (312) 705-3028

                   Barry J. Glasgow
            LCM Internet Growth Fund, Inc.
             810 West Washington Boulevard
                Chicago, Illinois 60607
        (Name and Address of Agent for Service)

                      Copies to:
                Scott A. Moehrke, Esq.
                 Godfrey & Kahn, S.C.
                780 North Water Street
            Milwaukee, Wisconsin 53202-3590

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]


 CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

    Title of        Amount   Proposed Maximum   Proposed Maximum    Amount of
   Securities       Being     Offering Price   Aggregate Offering  Registration
Being Registered  Registered   per Share(1)        Price(1)           Fee(3)

Common Stock,     4,600,000       $10.00          $46,000,000       $12,788.00
$0.01 par         shares(2)
value


(1) Estimated solely for the purpose of calculating the registration fee, pursuant to Rule 457(a) under the Securities Act of 1933, as amended.
(2) Includes 600,000 shares to be issued in connection with the exercise of the Underwriters' over-allotment option.

(3) $7,478.20 of the registration fee was paid in connection with initial filing of the Registration
     Statement on March 15, 1999. The remaining $5,309.80 is being paid herewith.


    The Registrant hereby amends this Registration
Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration
Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

 The  information  in this Prspectus is  not complete
 and may  be  changed.   The  Fund  may not sell these
 securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This Propspectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


PROSPECTUS
dated ____________, 1999


      Subject to Completion, Dated July 28, 1999


                   4,000,000 SHARES

            LCM INTERNET GROWTH FUND, INC.
             COMMON STOCK ($.01 PAR VALUE)


The  LCM Internet Growth Fund, Inc. (the "Fund"), which
is   a  newly  organized,  non-diversified,  closed-end
management investment company, is offering an aggregate
of 4,000,000 shares of common stock, $.01 par value per
share  (the  "Common  Stock").  The  Fund's  investment
objective  is to seek capital appreciation by investing
in   a   portfolio  consisting  primarily   of   equity
securities   issued  by  companies  that   the   Fund's
investment adviser believes will benefit from growth of
the  Internet.  Current  dividend  income  is  not   an
investment   consideration.    Under   normal    market
conditions, the Fund will invest at least  65%  of  its
total assets in the equity securities of companies that
engage  in  Internet  and Internet-related  activities.
There  can  be no assurance that the Fund's  investment
objective  will  be achieved.  LCM Capital  Management,
Inc. ("LCMCM") will serve as the investment adviser  to
the   Fund.  The  address  of  the  Fund  is  810  West
Washington Boulevard, Chicago, Illinois 60607, and  the
Fund's telephone number is (312) 705-3028.



These  securities involve a high degree of risk.  Prior
to  this offering, there has been no public market  for
the  Fund's  shares.  Equity securities  of  closed-end
funds  have  frequently traded at discounts from  their
net  asset  values and initial offering  prices.   This
risk  may  be greater for investors expecting  to  sell
shares of a closed-end fund soon after completion of an
initial  public  offering  of  such  shares.    For   a
discussion of other significant risks that should be considered by potential investors, see "Risk Factors and Special Considerations."


Neither the Securities and Exchange Commission nor  any
state securities commission has approved or disapproved
these  securities or determined if this  Prospectus  is
truthful  or  complete.   Any  representation  to   the
contrary is a criminal offense.

           Price to Public(1)   Underwriting Discount(2)  Proceeds to Fund(3)
Per Share       $10.00                  $0.55                     $9.45
Total(4)     $40,000,000.00         $2,200,000.00             $37,800,000.00

(1) The Common Stock is being offered to investors at an initial public offering price of $10.00 per share. See "Underwriting."
(2) The Fund and LCMCM have agreed to indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended ("Securities Act"). See "Underwriting."

(3) Before  deducting  a  non-accountable  expense
    allowance  payable to LaSalle St. Securities,  Inc.,
    the   representative   of  the   Underwriters   (the
    "Representative"), in an amount equal to 1%  of  the
    total  Price  to  Public ($400,000).  Organizational
    expenses   of   the   Fund  and  offering   expenses
    associated with this offering, estimated to be $260,000, will be paid by LCMCM from its own assets.
    See "Underwriting."

(4) The Fund has granted to the Underwriters a 30-day over-allotment option to purchase up to 600,000 additional shares of Common Stock on the same terms and conditions set forth above. If all of such shares are purchased by the Underwriters, the total Price to Public, Underwriting Discount and Proceeds to Fund will be $46,000,000, $2,530,000 and $43,470,000. See "Underwriting."

             LaSalle St. Securities, Inc.

                       Internet distribution by
                            E InvestmentBank
                               Wedbush Morgan Securities

The  Common  Stock is being offered, subject  to  prior
sale, when, as and if accepted by the Underwriters  and
subject to approval of certain legal matters by counsel
for the Underwriters.  It is expected that delivery  of
the  shares of Common Stock will be made on  or  before
the third business day following the effective date  of
this  Prospectus at the offices of the Fund's  transfer
agent,   Firstar   Bank  Milwaukee,  N.A.,   Milwaukee,
Wisconsin.  Application will be made to list the Common
Stock  on the American Stock Exchange under the  symbol
"LCM."


You  are  advised to read this Prospectus,  which  sets
forth concisely the information about the Fund that you
should  know  before investing.  It should be  retained
for  future reference. Additional information regarding
the  Fund  is  included in the Statement of  Additional
Information  (the "SAI"), dated the date hereof,  which
has   been  filed  with  the  Securities  and  Exchange
Commission  (the "SEC") and is incorporated  herein  by
reference.  The table of contents of the SAI is located
on  page 35 of this Prospectus.  A copy of the  SAI  is
available  without charge by writing the  Fund  at  810
West Washington Boulevard, Chicago, Illinois 60607, or by calling (312) 705-3028.

          TABLE OF CONTENTS OF THE PROSPECTUS
                                                             Page
PROSPECTUS SUMMARY                                             4
FEES AND EXPENSES                                              7
USE OF PROCEEDS                                                7
THE FUND                                                       8
INVESTMENT OBJECTIVE AND POLICIES                              8
INVESTMENT RESTRICTIONS                                       10
INVESTMENT PRACTICES AND TECHNIQUES                           11
RISK FACTORS AND SPECIAL CONSIDERATIONS                       14
YEAR 2000 ISSUE                                               16
MANAGEMENT OF THE FUND                                        16
DESCRIPTION OF COMMON STOCK                                   17
DISTRIBUTIONS; DISTRIBUTION REINVESTMENT PLAN                 18
ANTI-TAKEOVER PROVISIONS                                      19
SHARE PURCHASES AND TENDERS                                   20
FEDERAL TAXATION OF THE FUND AND ITS DISTRIBUTIONS            20
NET ASSET VALUE                                               21
UNDERWRITING                                                  21
LEGAL MATTERS                                                 22
EXPERTS                                                       22
ADDITIONAL INFORMATION                                        22
REPORTS TO SHAREHOLDERS                                       23
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION  24



Until  _______________, 1999, all dealers  that  effect
transactions  in  these  securities,  whether  or   not
participating in this offering, may be required to deliver a Prospectus. This is in addition to the dealers' obligation to deliver a Prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.



You  should  rely only on the information contained  in
this Prospectus.  The Fund has not authorized anyone to
provide  you with different information.  The  Fund  is
not  making an offer of these securities in  any  state
where  the  offer  is not permitted.   You  should  not
assume   that   the  information  contained   in   this
Prospectus is accurate as of any date other than the date on the front of this Prospectus.

                  PROSPECTUS SUMMARY

The following summary is qualified in its entirety by reference to the more detailed information included elsewhere in this Prospectus.



The Fund                  The  Fund  is  a newly organized,  non-
                          diversified,   closed-end    management
                          investment    company,     which     is
                          registered    as   such    under    the
                          Investment  Company  Act  of  1940,  as
                          amended   (the   "1940   Act").     The
                          investment objective of the Fund is  to
                          seek  capital appreciation by investing
                          in  a portfolio consisting primarily of
                          equity  securities issued by  companies
                          that  LCMCM believes will benefit  from
                          growth   of   the   Internet.   Current
                          dividend  income is not  an  investment
                          consideration.   Under  normal   market
                          conditions,  the Fund  will  invest  at
                          least  65% of its total assets  in  the
                          equity  securities  of  companies  that
                          engage   in   Internet  and   Internet-
                          related activities.  See "The Fund."


Investment Objective and  The  Fund's  investment  objective   is
Policies                  capital  appreciation.   Under   normal
                          market   conditions,  the   Fund   will
                          invest  at  least  65%  of  its   total
                          assets  in  the  equity  securities  of
                          companies  that  participate   in   the
                          Internet.   See  "Investment  Objective
                          and        Policies,"       "Investment
                          Restrictions"      and      "Investment
                          Practices and Techniques."


The Offering              The  Fund  is offering an aggregate  of
                          4,000,000  shares of  Common  Stock  to
                          investors   at   an   initial    public
                          offering  price  of $10.00  per  share.
                          The  offering is being made  on  behalf
                          of   the   Fund  through  a  group   of
                          Underwriters,  for  which  LaSalle  St.
                          Securities,  Inc.  is  acting  as  lead
                          Representative.  The Underwriters  have
                          been  granted  an  option,  exercisable
                          for  30  days  from the  date  of  this
                          Prospectus,  to  purchase  up   to   an
                          additional  600,000  shares  of  Common
                          Stock  to  cover over-allotments.   The
                          minimum  permitted  investment  by   an
                          investor  in  this  offering   is   200
                          shares.  See "Underwriting."



Use of Proceeds           The   net  proceeds  of  this  offering
                          (estimated  to  be $37,400,000  if  the
                          Underwriters' over-allotment option  is
                          not  exercised),  after  deducting  the
                          underwriting  discount  and  the   non-
                          accountable expense allowance, will  be
                          invested  by  LCMCM on  behalf  of  the
                          Fund  in  accordance  with  the  Fund's
                          investment   objective  and   policies.
                          Organizational  and  offering  expenses
                          of  the Fund will be paid by LCMCM from
                          its   own   assets.    See   "Use    of
                          Proceeds."


Listing Prior to this offering, there has been no public market for the shares of Common Stock of the Fund. Application will be made to list the Common Stock on the American Stock Exchange (the "ASE") under the symbol "LCM." See "Underwriting."

Stock Symbol              "LCM."

Investment Adviser        LCM     Capital    Management,     Inc.
                          ("LCMCM"),     a    newly    organized,
                          registered  investment  adviser   under
                          the  Investment Advisers Act  of  1940,
                          as  amended  (the "Advisers Act"),  and
                          an  affiliate of the Representative, is
                          the  Fund's investment adviser.   LCMCM
                          will   manage  the  Fund's   investment
                          portfolio   in  accordance   with   the
                          Fund's    investment   objective    and
                          policies.   Prior  to the  organization
                          of  the  Fund, LCMCM had not served  as
                          an  investment  adviser  to  any  other
                          investment company.

                          Prior  to  joining LCMCM in June  1998,
                          the  portfolio  manager  of  the  Fund,
                          Barry  J.  Glasgow, spent  seven  years
                          with  Gonski  & Glasgow Investments,  a
                          registered investment manager,  in  the
                          positions   of  managing  partner   and
                          portfolio   manager.   Prior   to   the
                          organization of the Fund,  Mr.  Glasgow
                          had  not  served as a portfolio manager
                          to  any other investment company.   See
                          "Management  of  the  Fund"  and  "Risk
                          Factors and Special Considerations."

Management Fees           The   Fund  will  pay  LCMCM  for   its
                          investment   management   services    a
                          monthly  fee at an annual rate of  1.0%
                          of   the   Fund's  average  daily   net
                          assets.  See "Management of the Fund."

Dividends and             It  is the Fund's present policy, which
Distributions             may   be   changed  by  the  Board   of
                          Directors, to make regular annual  cash
                          distributions  to its  shareholders  of
                          substantially  all of  the  Fund's  net
                          investment  income, and to  distribute,
                          at  least  annually, any  net  realized
                          capital   gains.   See  "Distributions;
                          Distribution Reinvestment Plan."

Distribution              Under     the    Fund's    Distribution
Reinvestment Plan         Reinvestment    Plan   (the    "Plan"),
                          shareholders  will have  all  dividends
                          and     distributions     automatically
                          reinvested  in  additional  whole   and
                          fractional  shares of Common  Stock  of
                          the  Fund, unless they notify the  Fund
                          of   their   desire  to  receive   cash
                          distributions  instead.    Shareholders
                          whose shares are held in the name of  a
                          broker  or nominee should contact  such
                          broker or nominee to confirm that  they
                          may   participate  in  the  Plan.   See
                          "Distributions;            Distribution
                          Reinvestment Plan."

Taxation                  The  Fund intends to qualify and  elect
                          to    be   treated   as   a   regulated
                          investment  company  for  U.S.  federal
                          income  tax purposes. As such, it  will
                          generally  not  be  subject   to   U.S.
                          federal income tax on income and  gains
                          that  are  distributed to shareholders.
                          See  "Federal Taxation of the Fund  and
                          its  Distributions" below  and  in  the
                          SAI.

Custodian, Transfer       Firstar  Bank Milwaukee, N.A. ("Firstar
Agent, Dividend Paying    Bank"),   615  East  Michigan   Street,
Agent, Registrar,         Milwaukee, Wisconsin, 63202,  will  act
Administrator and Fund    as  custodian of the Fund's assets  and
Accountant                as  the Fund's transfer agent, dividend
                          paying  agent  and registrar.   Firstar
                          Mutual Fund Services, L.L.C., which  is
                          an  affiliate of Firstar Bank and which
                          is  located  at the same address,  will
                          act  as  the  Fund's administrator  and
                          fund  accountant.  See  "Management  of
                          the Fund."

Trading Discount          As  a  newly organized entity, the Fund
                          has  no  operating history.  Shares  of
                          closed-end     investment     companies
                          frequently  trade in the  market  at  a
                          discount  from  net asset  value.  This
                          characteristic is a risk  separate  and
                          distinct from the risk that the  Fund's
                          net  asset  value will  decrease  as  a
                          result   of   the   Fund's   investment
                          activities, and may be
                          greater  if  you
                          expect  to  sell  your  shares   in   a
                          relatively   short   period   of   time
                          following this offering.  It should  be
                          noted,  however, that  shares  of  some
                          closed-end   funds   have   traded   at
                          premiums to net asset value.  The  Fund
                          cannot predict whether its shares  will
                          trade  at,  above  or below  net  asset
                          value.   The Fund is intended primarily
                          for  long-term  investors,  and  should
                          not  be  considered as  a  vehicle  for
                          short-term trading purposes.  See  "The
                          Fund"  and  "Risk Factors  and  Special
                          Considerations."

Anti-Takeover Provisions  The  Fund's  Articles of  Incorporation
                          contain      certain      anti-takeover
                          provisions that may have the effect  of
                          inhibiting    the    Fund's    possible
                          conversion   to  open-end  status   and
                          limiting  the ability of other  persons
                          to  acquire  control of  the  Fund.  In
                          certain      circumstances,       these
                          provisions   might  also  inhibit   the
                          ability  of shareholders to sell  their
                          shares  at  a  premium over  prevailing
                          market  prices.   The Fund's  Board  of
                          Directors  has  determined  that  these
                          provisions  are  in the best  interests
                          of  shareholders generally.  See "Anti-
                          Takeover Provisions."

Risk Factors              The  shares  of  Common  Stock  offered
                          hereby  involve a high degree of  risk,
                          including  the  Fund's  lack  of  prior
                          operating  history,  LCMCM's  lack   of
                          investment  management experience,  the
                          non-diversified  status  of  the   Fund
                          under the 1940 Act, the volatility  and
                          concentration     of     the     Fund's
                          investments,  the  illiquid  nature  of
                          some    of    the   Fund's    portfolio
                          securities and the risks relating to  a
                          limited  public market for  the  Fund's
                          Common  Stock.   You  should  carefully
                          consider  your  ability to  assume  the
                          foregoing   risks  before   making   an
                          investment  in the Fund.   Given  these
                          investment  risks,  investment  in  the
                          Fund   should   not  be  considered   a
                          complete   investment   program.    See
                          "Risk      Factors     and      Special
                          Considerations."

                    FEES AND EXPENSES


The purpose of the following Fee Table and Example is to assist you in understanding the fees and expenses that you will bear directly (shareholder transaction expenses) and indirectly (annual operating expenses) as a shareholder of the Fund.

Fee Table:


Shareholder Transaction Expenses

                  Sales Load (as a percentage of offering price)        5.50%
                  Non-Accountable Expense Allowance                       1.00%
                                                                        -----
                  Total Shareholder Transaction Expenses                6.50%


Annual Operating Expenses (as a percentage of net assets)

                  Management Fees                                       1.00%
                  Other Expenses (1)                                    1.50%
                                                                        -----
                  Total Annual Operating Expenses                       2.50%



Example:                          1 year      3 years    5 years     10 years

You would pay the following
expenses on a $1,000 investment,
assuming a 5% annual return:       $89          $138       $189        $330


(1) Based upon estimated amounts of expenses for the Fund's first fiscal year, assuming Fund assets of $40,000,000.


The Example set forth above assumes payment by an investor of the sales load, reinvestment of all dividends and distributions at net asset value and an expense ratio equal to the Total Annual Operating
Expense as set forth above. The assumption in the example of a 5% annual rate of return is mandated by the SEC regulations, and is applicable to all investment companies. This Example should not be considered a representation of future expenses or annual rates of return. Actual expenses and annual rates of return may be more or less than those assumed for purposes of the above Example. In addition, while the above Example assumes reinvestment of all dividends and distributions at net asset value, participants in the Fund's Distribution Reinvestment Plan may receive shares purchased or issued at a price or value different from net asset value. See "Distributions;
Distribution Reinvestment Plan."


                    USE OF PROCEEDS


The net proceeds of this offering (estimated to be $37,400,000 assuming the Underwriters' over-allotment option is not exercised), after deducting the underwriting discount and the non-accountable expense allowance, will be invested in accordance with the Fund's investment objective and policies set forth under "Investment Objective and Policies" within three months from the date of this Prospectus. Pending such investment, the proceeds will be invested in U.S.
government securities and/or money market securities as described under "Investment Practices and Techniques" herein. LCMCM will begin to receive its 1% management fee as soon as the Fund has assets to invest. The organizational expenses of the Fund and the expenses associated with the offering, which are estimated to be $260,000, will be paid by LCMCM from its own assets.

                       THE FUND

The Fund was organized on August 24, 1998 as a corporation under the laws of the State of Maryland.
The Fund is a non-diversified, closed-end management investment company registered under the 1940 Act. The
Fund's address is 810 West Washington Boulevard,
Chicago, Illinois 60607, and its telephone number is
(312) 705-3028.


The Fund's investment objective is to seek capital appreciation by investing in a portfolio consisting primarily of equity securities issued by companies that LCMCM believes will benefit from growth of the Internet. Current dividend income is not an investment consideration. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies that engage in Internet and Internet-related activities. There can be no assurance that the Fund's investment objective will be achieved. Due to the risks inherent in the securities in which the Fund plans to invest, the Fund should not be considered a complete investment program.
See "Risk Factors and Special Considerations."


           INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is capital appreciation, a goal it seeks to achieve by investing primarily in the equity securities of companies that participate in the Internet. Equity securities are defined to include common stocks, securities convertible into common stocks, such as convertible preferred stocks, bonds, notes and debentures, and American Depositary Receipts ("ADRs"). Current income is not an investment consideration. No assurance can be given that the Fund will realize its investment objective.

The Fund's investment objective is a fundamental policy that may not be changed without the approval of a majority of the Fund's outstanding voting securities.
A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares of Common Stock represented at a meeting at which more than 50% of the outstanding shares are represented or
(ii) more than 50% of the outstanding shares of Common
Stock.


Under normal market conditions, at least 65% of the Fund's total assets will be invested in the equity securities of companies that engage in Internet and Internet-related activities. Under favorable market conditions, the Fund would expect to be substantially fully invested in such securities. The Fund may hold a small portion of its assets (generally not more than 10%) in U.S. government securities, money market securities and cash to meet ordinary daily cash needs.
Under unusual circumstances, as a defensive technique, the Fund may retain a larger portion of cash and/or invest more assets in U.S. government securities and/or money market securities deemed by LCMCM to be consistent with a temporary defensive posture. To the extent the Fund engages in temporary investment strategies, the Fund may not achieve its investment objective.


The Internet is a global collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business.
LCMCM believes that because of the dramatic growth of Internet activity in recent years, favorable investment opportunities are offered by companies that provide products and/or services designed for Internet use.

In evaluating investment opportunities for the Fund,
LCMCM will focus primarily on companies with
significant research and development efforts.   In this
regard, an important yardstick LCMCM employs in making portfolio selections, in addition to evaluating trends in corporate revenues, earnings and dividends, is the amount of capital currently being expended on research and development, and the purpose of the technology.
LCMCM believes that dollars invested in research and development today frequently have significant bearing on future growth, or lack thereof.

LCMCM will draw upon a myriad of information sources in evaluating the direction of the Internet and the opportunities afforded thereby. Through these sources, LCMCM has come to believe that the Internet as it exists today will eventually develop into three separate, yet connected, forms, each serving a different function. Specifically, in addition to the current version of the Internet which serves a variety of commercial, communication and entertainment functions (i.e., Internet 1), LCMCM foresees the development of two new "Internets": Internet-2 (for government and university use), and Internet-3 (for very secure commercial purposes, like bank transactions).

Given its investment objective and policies, LCMCM believes that the Fund will be well positioned to take advantage of any such growth, should it occur.

In order to assist in the assessment of Internet-related investment opportunities for the Fund, LCMCM has divided those companies which participate in the Internet into three major areas consisting of 13 sectors and 65 sub-sectors. These three major areas are as follows: infrastructure, content and e-commerce. Infrastructure is the basic connections, networks and computer and server hardware necessary to convey information from point A to point B. Content includes those sites, services, software and applications necessary to facilitate user access to information and/or services on the web. E-commerce is the structure necessary to conduct business-to-business, consumer-to- business and government-to-business transactions. Those companies providing infrastructure, content and e-commerce products and/or services designed for Internet use comprise the "information technology industry."

Although LCMCM has identified 13 sectors and 65 sub-sectors for investment, because the Internet is so dynamic, LCMCM intends to closely monitor the Internet for emerging and obsolete sectors and sub-sectors. For each identified sub-sector, LCMCM intends to evaluate the companies, both public and private, that are vying for leadership. Generally, such leaders will be added to the Fund's holdings. However, like the sectors and sub-sectors themselves, these leaders will not remain static. The evaluation of changes among the leaders will be a continual process.

LCMCM expects that approximately 85% of the Fund's
Internet-related equity investments will be divided among the leaders of the identified sub-sectors. As the leaders of the identified sub-sectors change, the Fund's investments will be rebalanced so as to replicate as nearly as possible the current status of the indicated sub-sectors and the leaders thereof. Any such rebalancing will increase the Fund's transactional expenses and portfolio turnover. The weighting of the investment in each sub-sector will be determined by a proprietary quantitative program overlapping the portfolio. The remaining 15% will be in assets identified by LCMCM as special situations which will generally be in companies that do not have the historical basis necessary for the Fund's model or involve emerging technology.

LCMCM will utilize a quantitative model to overlap the Fund's portfolio holdings because LCMCM expects the Internet to exhibit a life cycle effect which will generate benefits for a shifting set of companies.
Certain sectors may become more visible, garner more public attention and may, in fact, be more vital to one phase of the Internet's development than other sectors until the Internet enters a new phase. Periods of over-visibility and sky-high valuations for one sub-sector may prove temporary as another gains visibility and momentum, only to be replaced by another sub-sector, and so on.

The chart below illustrates the 13 sectors and 65 sub-sectors LCMCM has currently identified:

Infrastructure              Content                     E-Commerce
Communications              Information Providers       Retail E-Commerce

  -Equipment                  -Family Oriented           -Direct Sales
  -Digital Subscriber Line    -Financial                 -Auctions
  -Cable                      -Health/Medical            -Shopping Bots/Guides
  -Wireless                   -Multimedia                -Transaction/
                               Entertainment              Billing Management
Network Security              -General and                Fulfillment
                               Industrial News
  -Biometrics                 -Education                Business-to-Business
  -Virtual Private Networks  Internet Software          E-Commerce
   ("VPNs")
  -Virus Detection            -JAVA Enablers             -Vertical Business-
                                                          to-Business Networks
  -Security System            -E-Commerce                -Business-to-
   Management                  Enablers                   Business Search
  -Public Key Interchange     -Database                   Procurement Bots
  -Intrusion Detection        -Enterprise Interface
  -Encryption                 -Web Interface             -Business-to-
                               and Browsers               Business Auctions
  -Firewalls                  -Site Building             -EDI Fulfillment
                                                          Networks
                                                         -Business-to-
                                                          Business Out-
                                                          Sourcing Management

Infrastructure               Content                   E-Commerce
Network Connections          Portals and Hubs          Government-to-Business
  -Servers                    -Mass-Market             E-Commerce
                               Portals
  -Routers                    -Industry                 -Government-to-
                               Specific Portals          Business
  -Data Storage               -Search Engine            -Vertical Government-
                               Technologies              to-Business Networks
  -Satellite                  -Communities
  -Backbones                  -Transaction              -Government Document
                               Management                Distribution
Internet Service Providers  Advertising and Marketing
("ISPs")
  -Portal                     -Web Ad Management        -Government-to-
                                                         Business Contract
  -Private Networks           -Market Research           Search Bots/Guides
  -Web Developers             -Industry Consultants     -Government-to-
                                                         Business
  -E-Commerce Providers     Enabling Technologies      Auctions
  -Turnkey                    -Streaming Media          -Outsourcing Management
Media Technologies            -Traffic Cache Management
  -Video Conference           -Fax/Telephony
   Sites/Tech
  -Streaming Video
  -Digital Video Discs
  -Set-Top TV Boxes
  -Multimedia Plug-ins



                INVESTMENT RESTRICTIONS

The following restrictions, along with the Fund's investment objective, are the Fund's only fundamental policies - that is, policies that cannot be changed without the approval of a majority of the Fund's outstanding voting securities. See "Investment
Objective and Policies," above. All other policies and investment restrictions referred to in this Prospectus are not fundamental policies of the Fund and may be changed by the Fund's Board of Directors without shareholder approval. Except as otherwise noted, the percentage restrictions set forth below, as well as those contained elsewhere in this Prospectus, apply at the time a transaction is effected, and a subsequent change in a percentage resulting from market fluctuations or any other cause other than action by the Fund will not require the Fund to dispose of portfolio securities or take other action to satisfy the percentage restriction. As a matter of fundamental policy:

(1) The Fund may not borrow money or issue senior securities, except as permitted under the 1940 Act;

(2) The Fund may not purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by commodities);

(3) The Fund may not make loans, except to the extent the Fund may be deemed to be making loans by purchasing debt securities or entering into repurchase agreements, and the Fund may lend its portfolio securities in an amount not in excess of 33 1/3% of its total assets (taken at market value);

(4) The Fund may not act as an underwriter of another issuer's securities, except to the extent that, in connection with the purchase and sale of portfolio securities, it may be deemed to be an underwriter within the meaning of the Securities Act;

(5) The Fund may not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities); and

(6) The Fund may not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers whose principal business activities are in the same industry, except that the Fund will invest, under normal market conditions, more than 25% of its total assets in the securities of issuers in the "information technology industry" (as defined by the Fund).

          INVESTMENT PRACTICES AND TECHNIQUES

The following provides a more detailed discussion of certain of the securities that the Fund may purchase and certain of the investment practices and portfolio management techniques that the Fund may utilize. Any investment by the Fund in debt securities or repurchase agreements will be for cash management purposes only, and in the event the Fund determines to lend its portfolio securities, it will be for the purpose of generating additional income (not capital appreciation).


a)  U.S. Government Securities

The U.S. government securities in which the Fund may invest are securities issued or guaranteed by the U.S.
government or its agencies or instrumentalities.
Certain of these securities, including U.S. Treasury bills, notes and bonds, and Federal Housing
Administration debentures, are supported by the full faith and credit of the United States. Other U.S.
government securities issued or guaranteed by federal agencies or government-sponsored enterprises that are not supported by the full faith and credit of the United States include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported only by the credit of the agency or instrumentality, such as Student Loan Marketing
Association securities.

b)  Money Market Securities

The money market securities in which the Fund may invest include (i) commercial paper rated A-1 or higher by Standard & Poor's ("S&P") or Prime-I or higher by Moody's Investor Service ("Moody's"), or if such commercial paper is not rated, issued by companies which have an outstanding debt issue rated AA or higher by S&P or Aa or higher by Moody's, (ii) repurchase agreements entered into with respect to U.S. government securities which are secured by collateral at least equal to the repurchase price and (iii) certificates of deposit, bankers' acceptances and other short-term obligations issued by domestic branches of U.S. banks and savings and loan associations.

c)  Leverage through Borrowing


The Fund has a fundamental investment restriction which states that the Fund may not borrow money except as permitted under the 1940 Act. The 1940 Act permits borrowings in an amount up to 33 1/3% of a fund's total assets. Accordingly, the Fund is authorized to borrow money in an amount up to 33 1/3% of its total assets
(measured by adding the amount borrowed to the Fund's other assets). This percentage restriction must be satisfied at all times. The Fund's borrowings create an opportunity for greater return to the Fund and, ultimately, the Fund's shareholders, but at the same time increase exposure to losses. Borrowing money (or leveraging the Fund's assets, as it is sometimes referred to) will generally exaggerate the effect on the Fund's net asset value of any increase or decrease in the market value of the Fund's investment portfolio.
In addition, interest payments and fees paid by the Fund on any borrowings may offset or exceed the return earned on borrowed funds. The Fund currently intends to borrow money only for temporary, extraordinary or emergency purposes. While the Fund has no current intention of doing so, the Fund may also borrow for the purpose of financing additional investments, or purchasing the Fund's own Common Stock in the open market in an attempt to increase the market price of such stock when it is trading at a discount to net asset value. In the event the Fund determines to engage in either of these activities, shareholders will be notified via a supplement to this Prospectus, press release and/or in some other similar manner.


d)  Derivative Transactions

The Fund may purchase and sell "call" and "put" options on securities and securities indices which are listed on a national securities exchange or in the over-the-counter markets as a means of achieving additional return or hedging the value of the Fund's portfolio.
The Fund will not write (i.e., sell) options in an amount exceeding 10% of its total assets, or invest
(i.e., purchase) more than 10% of its total assets in options.

A "call" option is a contract that gives the holder of the option the right to buy from the writer (i.e., the seller) of the option, in return for a premium paid, the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A "put" option is a contract that gives the holder of the option the right to sell to the writer (i.e., the seller), in return for the premium, the underlying security at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation to buy the underlying security upon exercise, at the exercise price during the option period.

Options on securities indices work in much the same manner as options on securities discussed above, except that delivery of cash rather than the underlying securities is made. Cash settled index options do not relate to a particular number of shares. Rather, the "size" of a cash-settled index option contract is determined by the index "multiplier." A stock index fluctuates with changes in the market values of the stocks included in the index, although due to differences in trading times and days or other factors, a stock index option may not reflect actual market values of the underlying securities in the index at certain times.

If the Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction.
This is accomplished by purchasing an option of the same series as the option previously written. There can be no assurance that a closing purchase transaction can be effected when the Fund so desires. An exchange-traded option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write those options for which there appears to be a secondary market, there can be no assurance that a liquid secondary market will exist for any particular option.

In addition to purchasing and selling options, the Fund may invest in futures and options on futures. Please see the SAI for more information.

e)  American Depositary Receipts

The Fund's investment in equity securities may include investments in ADRs. ADRs, which are typically issued by a U.S. financial institution (a "depositary"), evidence ownership interests in a security or pool of securities issued by a foreign company which have been deposited with a depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets.
Investments in ADRs may entail the special risks of international investment, including currency exchange fluctuations, government regulations and the potential for political and economic instability.

f)  Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities, which are securities that are not readily marketable. When purchasing illiquid securities, the Fund will endeavor to obtain the right to registration at the expense of the issuer.
Generally, there will be a lapse of time between the Fund's decision to sell any such security and the registration of the security permitting sale.
Investing in such securities may have the effect of decreasing the level of liquidity in the Fund's investment portfolio during such period.

g)  Closed-End Investment Companies


The Fund may also invest in shares of closed-end investment companies that are trading at a discount to net asset value, or at a premium to net asset value if LCMCM believes that such investments will further the Fund's investment objective. Closed-end funds in which the Fund may invest need not have a policy of investing in the Internet. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that the market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds. Similarly, there can be no assurance that the market price of any shares of a closed-end fund purchased by the Fund at a premium will not decrease subsequent to a purchase of such shares by the Fund. Under the 1940 Act, the Fund may invest only up to 10% of its total assets in shares of other investment companies and only up to 5% of its total assets in any one investment company, provided the investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased. Any investment by the Fund in a closed-end fund will result in increased transaction costs, since the closed-end fund will have its own fees and expenses (including its own management fees) which will be passed along to its investors, including the Fund. As a result, Fund shareholders will be subject to duplicative fees.


h)  Lending Portfolio Securities


The Fund may lend portfolio securities with a value not exceeding 33 1/3% of the Fund's total assets to brokers or dealers, banks or other institutional borrowers of securities as a means of earning income. Any such securities lending will be done through Firstar Bank as agent for the Fund. In the event the Fund engages in securities lending activities, the Fund will receive from the borrower collateral in the form of cash or securities issued or guaranteed by the U.S. government.
Such collateral will be invested on the Fund's behalf by Firstar Bank and maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The purpose of such securities lending is to permit the borrower to use such securities for delivery to purchasers when the borrower has sold short. The Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent, and the Fund will also receive interest on the investment of the collateral, or a fee from the borrower as compensation for the loan. However, the Fund will pay reasonable custodial and administrative fees to Firstar Bank in connection with any such loan. The Fund will retain the right to call, upon notice, the lent securities.
While there may be delays in recovery or even loss of right in collateral should the borrower fail financially, LCMCM will, together with Firstar Bank, review the creditworthiness of the entities to which such loans are made to evaluate those risks. There are no special protections afforded to the Fund in the event Firstar Bank fails financially.


i)  Repurchase Agreements

The Fund may acquire U.S. government securities and simultaneously enter into so-called "repurchase agreements" with the settler, which may be a member bank of the Federal Reserve System or primary dealers in U.S. government securities, whereby the settler agrees to repurchase such securities at the Fund's cost plus interest within a specified time (usually within seven days). Repurchase agreements offer the Fund a means of generating income from excess cash that the Fund might otherwise hold. The Fund's repurchase agreements will provide that the collateral underlying the repurchase agreement will always be at least equal to the repurchase price. Repurchase agreements are deemed to be loans under the 1940 Act. In all cases, LCMCM must be satisfied with the creditworthiness of the other party to the agreement before entering into a repurchase agreement on behalf of the Fund. In the event of the bankruptcy (or other insolvency proceeding) of the other party to a repurchase agreement, the Fund might experience delays in securing its cash. To the extent that, in the meantime, the value of the securities the Fund purchases may have declined, the Fund could experience a loss.

j)  Reverse Repurchase Agreements

From time to time, the Fund may enter into reverse repurchase agreements whereby the Fund sells a security and simultaneously obtains the commitment of the purchaser, which may be a commercial bank or a broker or dealer, to sell the security back to the Fund at an agreed upon price on an agreed upon date. The Fund generally retains the right to interest and principal payments on the security. Since the Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by SEC guidelines, the Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security.

k)  When-Issued and Delayed-Delivery Securities

The Fund may purchase securities on a "when-issued" or "delayed-delivery" basis whereby the Fund purchases a security with delivery of the security and payment deferred to a future date. Normally, the settlement date occurs within 45 days of the purchase. During the period between purchases and settlement, no payment is made by the Fund to the issuer, and no interest is accrued on debt securities nor is dividend income earned on equity securities. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. While when-issued or delayed-delivery securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the intent of actually acquiring them.
The Fund will maintain liquid securities equal in value to such securities, which will either mature or, if necessary, be sold on or before the settlement date to pay for the when-issued or delayed-delivery securities.
There is no restriction on the percentage of the Fund's assets that may be invested in when-issued or delayed-delivery securities.

l)  Concentration

Under normal market conditions, the Fund intends to invest more than 25% of its total assets in the securities of issuers in the information technology industry. This practice involves an increased risk of loss to the Fund should the market value of securities in this industry decline.


        RISK FACTORS AND SPECIAL CONSIDERATIONS

The purchase of shares of Common Stock involves a number of significant risks. As a result, there can be no assurance that the Fund will achieve its investment objective. In addition to the other information contained in this Prospectus, you should consider the following risk factors in evaluating an investment in the Common Stock.

a)  No Prior History;  Discount from Net Asset Value


The Fund is a newly organized, closed-end management investment company with no operating history. Prior to this offering, there has been no public market for the Fund's shares. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering. Accordingly, the Common Stock is designed primarily for long-term investors and should not be considered a vehicle for short-term trading purposes.
The net asset value of the Fund's shares are expected to also fluctuate with price changes of its portfolio securities, but may not fluctuate proportionately with the changes in value of portfolio securities.


b)  No Prior Investment Record at LCMCM

Although the portfolio manager of the Fund, Barry
J. Glasgow, has more than seven years of prior investment management experience as a portfolio manager for private accounts, he has no prior investment record with LCMCM and he has no prior experience managing an investment company.
Likewise, LCMCM is a newly organized investment adviser which, prior to the organization of the Fund, had not served as an investment adviser to any other investment company.

c)  Non-Diversified Status

The Fund is classified as a "non-diversified" investment management company under the 1940 Act, which means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case were the Fund classified as a "diversified" investment management company. Relative to a "diversified" investment management company, changes in the financial results and/or condition or market valuation of a single issuer may cause greater fluctuations in net asset value per share.

d)  Volatility of Investments

The market prices of the securities in which the Fund intends to invest are likely to be highly volatile and could be subject to wide fluctuations which would result in similar fluctuations in the net asset value of the Fund's Common Stock. The reason for this volatility is that the stock markets, and in particular the Nasdaq National Market, have experienced extreme price and volume fluctuations that have particularly affected the market prices of equity securities of many technology companies and that have often been unrelated or disproportionate to the operating performance of such companies. As a result, the trading prices of many technology companies' stocks are at or near historical highs and reflect price-to-earnings ratios substantially above historical levels. There can be no assurance that these trading prices and price-to-earnings ratios will be sustained. In the event of a decrease in such prices or ratios, the net asset value of the Fund's Common Stock (and the value of your investment) is likely to fall and could fall greater than that of technology shares in general.

e)  Concentration in the Information Technology Industry


Because the Fund's investments will be concentrated in the information technology industry, the net asset value of its shares of Common Stock will be especially influenced by factors specific to that industry and may fluctuate more widely than the value of shares in a portfolio investing in a broader range of industries.
For example, many products and services are subject to risks of rapid obsolescence caused by technological advances.


In addition, competitive pressures may have a significant effect on the financial condition of companies in this industry. If the information technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.


Finally, many of the activities of companies in the information technology industry are highly capital-intensive, and it is possible that companies which invest substantial amounts of capital in new products and services will be unable to recover their investments or otherwise meet their obligations.

f)  Smaller Companies

The Fund expects to invest a substantial portion of its assets in securities issued by smaller companies (both as to revenues and stock market capitalization). Such companies may offer greater opportunities for capital appreciation than larger companies, but also involve certain special risks. Such companies may have limited product lines, markets and/or financial resources, and may be dependent on a limited management group.

While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely-held securities. The market prices of such securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing and/or closing out positions in these securities at prevailing market prices.

There may be less publicly-available information about the issuers of these securities or less market interest in such securities than those of larger companies, and it may take a longer time for the market prices of such securities to reflect the full value of the issuer's underlying earnings potential.

g)  Investments in Equity Securities

Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities.
All equity securities are subject to price volatility, potential bankruptcy of the issuer, general movements in markets, overall economic conditions and perceptions of potential growth. The equity securities of small-capitalization companies are particularly susceptible to these characteristics.

h)  Illiquid Securities

The Fund may invest in securities for which no readily available market exists, which are restricted as to resale or otherwise are highly illiquid. The ability of the Fund to dispose of such securities may be greatly limited, and the Fund may have to continue to hold such securities during periods when LCMCM would otherwise have sold the securities. This, in turn, could cause the Fund to sell other investments and/or engage in borrowing transactions if necessary to raise cash to meet its obligations.

i)  Anti-Takeover Provisions

The Fund's Articles of Incorporation contain certain anti-takeover provisions that may have the effect of inhibiting the Fund's possible conversion to open-end status and limiting the ability of other persons to acquire control of the Fund. In certain circumstances, these provisions might also inhibit the ability of shareholders to sell their shares of Common Stock at a premium over prevailing market prices. The Fund's
Board of Directors has determined that these provisions are in the best interests of shareholders generally.

                    YEAR 2000 ISSUE

Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund has made compliance with the Year 2000 Problem a high priority. Accordingly, the Fund is taking steps it believes are reasonably designed to address the Year
2000 Problem, focusing primarily on the computer software systems of its major service providers. In this regard, these service providers have represented to the Fund that they do not currently anticipate that the Year 2000 Problem will have a material impact on their ability to continue to fulfill their duties as service providers to the Fund. With respect to the companies in which the Fund invests, the Fund cannot make any assurances as to their Year 2000 compliance efforts. In the event one or more of these companies is not Year 2000 compliant, the Fund may be adversely affected.


                MANAGEMENT OF THE FUND

Directors & Officers

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors, and the day-to-day operations of the Fund are conducted through or under the direction of the Fund's officers. The SAI contains information as to the identity and background of the Fund's directors and officers.

Investment Adviser


The Board of Directors of the Fund has entered into an Investment Advisory Agreement with LCM
Capital Management, Inc. ("LCMCM") under which
LCMCM will manage the Fund's investments and business affairs, subject to the supervision of the Board of Directors. LCMCM was organized on June 4, 1998 as an Illinois Corporation, and is a registered investment adviser under the Advisers Act. LCMCM has no prior experience managing investment companies. The address of LCMCM is 810 West Washington Street, Chicago,
Illinois 60607, and its telephone number is
(312) 705-3028.


The Fund's portfolio manager is Barry J. Glasgow, Chief
Investment Officer and Secretary of LCMCM.  From March
1991 to June 1998, Mr. Glasgow served as the managing partner and portfolio manager of Gonski & Glasgow
Investments, a registered investment adviser, with responsibility for investment direction, portfolio management, operations, computer software and compliance (i.e., filings with state and federal authorities). Mr. Glasgow has no prior experience managing investment companies.

Investment Advisory Agreement


Pursuant to the Investment Advisory Agreement, dated as of _________, 1999, LCMCM will, under the supervision of the Fund's Board of Directors: (i) provide a continuous investment program for the Fund's portfolio,
(ii) provide investment research, and from this research, make and execute recommendations for the purchase and sale of securities, (iii) provide all facilities and personnel, including officers, required for the Fund's administrative management and (iv) pay the salaries and expenses of all officers and employees of the Fund, and all directors of the Fund who are affiliated with LCMCM or its affiliates.


As compensation for its services, and the related expenses borne by LCMCM, the Fund pays LCMCM a fee, computed daily and payable monthly, equal to, on an annual basis, 1.0% of the Fund's average daily net assets.


In addition to the fees payable to LCMCM, the Fund pays all other expenses incurred in the operation of the Fund including, but not limited to, direct charges relating to the purchase and sale of portfolio securities;
interest charges; fees and expenses of attorneys and auditors; taxes and governmental fees; costs of stock certificates and any other expenses (including clerical expenses) of issuance, sale or repurchase of the Fund's
Common Stock;  expenses in connection with the Fund's
Distribution Reinvestment Plan; membership fees in trade associations; expenses of maintaining any stock exchange listings of the Fund's Common Stock; expenses of printing and distributing reports, prospectuses, notices and proxy materials; expenses of corporate data processing and related services;

shareholder record keeping and shareholder account services
(including salaries of shareholder relations personnel); expenses of printing and filing reports and other documents filed with governmental agencies; expenses of shareholders' meetings; fees and disbursements of the Fund's administrator, fund accountant, transfer agent and custodian; expenses of disbursing dividends and distributions; fees, expenses and out-of-pocket costs of directors of the Fund who are not interested persons of LCMCM; insurance premiums and litigation costs; and indemnification. The Fund is not, however, responsible for its organizational fees and expenses or the expenses of this offering (except for underwriting discounts and commissions and the Representative's non-accountable expense allowance); rather, these fees will be paid by LCMCM from its own assets.


The Investment Advisory Agreement contains provisions relating to the selection of securities brokers to effect the portfolio transactions of the Fund. Under these provisions, LCMCM may (i) direct Fund portfolio brokerage to the Representative, although LCMCM has no current intention to do so, and (ii) pay commissions to brokers other than the Representative which are higher than might be charged by another qualified broker to obtain brokerage and/or research services considered by LCMCM to be useful or desirable for its investment management of the Fund.

The SAI contains more information about the Investment
Advisory Agreement, including a more complete description of the brokerage practices of the Fund.

Custodian


The Fund's custodian is Firstar Bank Milwaukee, N.A.,
615 East Michigan Street, Milwaukee, Wisconsin 53202.


Transfer Agent, Dividend Paying Agent, Registrar and Fund Accountant


Firstar Bank also serves as the Fund's transfer agent, dividend paying agent and registrar. Firstar Mutual
Fund Services, L.L.C. ("Firstar"), which is an affiliate of Firstar Bank and which is located at the same address, serves as fund accountant.


Administrator


Firstar also serves as the Fund's administrator pursuant to a Fund Administration Servicing Agreement dated __________,1999. In this capacity, Firstar performs certain compliance and tax reporting functions for the Fund. For these services, the Fund pays
Firstar a monthly fee computed at an annual rate as follows: (i) for the first $200 million of net assets, 0.06% of the Fund's average daily net assets during the previous month, (ii) for the next $500 million of net assets, 0.05% of the Fund's average daily net assets during the previous month and (iii) for net assets in excess of $700 million, 0.03% of the Fund's average daily net assets during the previous month, subject to a minimum annual fee of $35,000. Firstar is also entitled to reimbursement for certain out-of-pocket expenses.


              DESCRIPTION OF COMMON STOCK

The Fund, which was incorporated under the laws of the State of Maryland on August 24, 1998, is authorized to issue 500,000,000 shares of capital stock, par value
$0.01 per share, all of which shares are initially classified as Common Stock. The Board of Directors is authorized, however, to classify or reclassify any unissued shares of capital stock by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption.
The shares of Common Stock, when issued, will be fully paid and non-assessable. All shares of Common Stock are equal as to dividends, assets and voting privileges and have no conversion, preemptive, subscription or exchange rights. In the event of liquidation, each share of Common Stock is entitled to its proportion of the Fund's assets after payment of debts and expenses.
Shareholders are entitled to one vote per share. All voting rights for directors are non-cumulative, which means that holders of more than 50% of the shares of Common Stock can elect 100% of the directors if they choose to do so, and in such an event, the holders of the remaining shares of Common Stock will not be able to elect any directors.

The Fund has no present intention of offering additional shares beyond this offering, except that additional shares may be issued under the Distribution
Reinvestment Plan.  See "Distributions; Distribution
Reinvestment Plan." Other offerings of Common Stock, if made, will require approval of the Fund's Board of Directors. Any additional offerings will be subject to the requirements of the 1940 Act that shares may not be sold at a price below the then current net asset value
(exclusive of underwriting discounts and commissions) except in certain circumstances, including in connection with an offering to existing shareholders or with the consent of a majority of the Fund's outstanding voting securities.

The Fund is not required to hold annual shareholders' meetings and does not intend to hold such meetings.
However, under Maryland law and the By-Laws of the Fund, the Fund will call a special meeting of its shareholders upon the written request of shareholders entitled to cast at least 25% of all the votes at such meeting. Any request for such a special meeting must state the purpose of the meeting and the matters proposed to be acted on at it. The Secretary of the Fund will (i) inform the shareholders who made the request of the reasonably estimated cost of preparing and mailing a notice of the meeting, and (ii) on payment of these costs to the Fund, notify each shareholder entitled to notice of the meeting.
Notwithstanding the above, under Maryland law, unless requested by shareholders entitled to cast a majority of all the votes entitled to be cast at a meeting, a special meeting need not be called to consider any matter which is substantially the same as a matter voted on at any special meeting of the shareholders held during the preceding 12 months. Shareholders' meetings must be held in order to approve any change in a fundamental investment policy of the Fund. See
"Investment Restrictions."


     DISTRIBUTIONS; DISTRIBUTION REINVESTMENT PLAN

The Fund's policy is to distribute to
shareholders, on an annual basis, substantially all of its net investment income, and to distribute, at least annually, any net realized capital gains. If, for any calendar year, the total distributions exceed net investment income and net realized capital gains, the excess, distributed from the Fund's assets, will generally be treated as a tax-free return of capital (up to the amount of the shareholder's tax basis in his or her shares). The amount treated as a tax-free return of capital will reduce a shareholder's adjusted basis in his or her shares of Common
Stock, thereby increasing his or her potential gain or reducing his or her potential loss on the sale of such shares. Such excess, however, will be treated first as ordinary income up to the amount of the Fund's current and accumulated earnings and profits, and then as return of capital and capital gains as set forth above.


In the event the Fund distributes amounts in excess of its net investment income and net realized capital gains, such distributions will decrease the Fund's total assets and, therefore, have the likely effect of increasing the Fund's expense ratio. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action.

Shareholders may elect to receive all
distributions in cash paid by check. Pursuant to the Distribution Reinvestment Plan (the "Plan"), shareholders not making such election will have all such amounts automatically reinvested in whole or fractional shares of Common Stock of the Fund, as the case may be.


If the directors of the Fund declare a distribution payable either in shares of Common Stock or in cash, as shareholders may have elected, then non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares determined as follows: whenever the market price per share of Common
Stock on the valuation date is equal to or exceeds the net asset value per share on that date, the Fund will issue new shares to participants at net asset value;
provided, however, if the net asset value is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price.
The valuation date will be the distribution payment date, or, if that date is not an ASE trading day, the next preceding trading day. If the net asset value exceeds the market price on the valuation date, Firstar
Bank will purchase shares of Common Stock in the open market, on the ASE or elsewhere, for the participants' accounts on, or shortly after, the payment date. If, before such open market purchases can be made, the market price exceeds the net asset value of the shares, open market purchases will cease and the Fund will issue the remaining shares at a price equal to the higher of net asset value or 95% of the then market price.



Firstar Bank maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records.
Shares in the account of each Plan participant will be held by Firstar Bank in non-certificated form in the name of the participant.

There is no charge to participants for reinvesting distributions. Firstar Bank's fees for handling the reinvestment of distributions will be paid by the Fund.
There will be no brokerage charges with respect to shares issued directly by the Fund as a result of distributions payable either in stock or in cash.
However, each participant will pay a pro-rata share of brokerage commissions incurred with respect to Firstar
Bank's open market purchases in connection with the reinvestment of distributions. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, as Firstar Bank will be purchasing shares for all participants in blocks and prorating the lower commission thus attainable. Firstar Bank may use its affiliates and/or affiliates of LCMCM, including the Representative, for all trading activity relative to the Plan. Such affiliates will receive a commission in connection with such trading transactions.


If a shareholder desires to discontinue his or her participation in the Plan, the shareholder will receive a certificate for the appropriate number of full shares in the account, along with a check in payment for any fractional shares.

The automatic reinvestment of distributions will not relieve participants of any income tax that may be payable on such distributions. See
"Federal Taxation of the Fund and its
Distributions."

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund reserves the right to amend the Plan, provided participants are given written notice at least 30 days prior to the effective date thereof. The Fund may also terminate the Plan as applied to any distribution paid subsequent to written notice of the termination sent to participants at least 30 days before the record date for such distribution. For more information about the Plan, please call Firstar Bank at (877) 526-7528.


               ANTI-TAKEOVER PROVISIONS


The Fund currently has provisions in its Articles of Incorporation which could have the effect of limiting
(i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund's freedom to engage in certain transactions or (iii) the ability of the Fund's directors or shareholders to amend the Articles of Incorporation or effectuate changes in the Fund's management. These provisions, which are described below, may be regarded as "anti-takeover" provisions.

First, directors of the Fund may be removed from office, with or without cause, only by the affirmative vote of the holders of at least 66 2/3% of the shares of the Fund entitled to be voted for the election of directors. Second, the affirmative vote of the holders of 66 2/3% of the outstanding shares of the Fund is required to amend certain provisions of the Articles of Incorporation. Third, the affirmative vote of the holders of 66 2/3% of the outstanding shares of the Fund is required to authorize the conversion of the Fund from a closed-end to an open-end investment company, or generally to authorize any of the following transactions:

      (i)  a merger or consolidation or statutory
share exchange of the Fund with or into any other corporation;
     (ii) a sale of all or substantially all of the Fund's assets (other than in the regular course of the Fund's investment activities); or
     (iii)  a liquidation or dissolution of the Fund,

unless such action has been approved, adopted or authorized by the affirmative vote of at least two-thirds of the total number of directors fixed in accordance with the By-Laws, in which case the affirmative vote of a majority of the Fund's outstanding shares is required.

The 66 2/3% voting requirements described above, which are greater than the minimum requirements under Maryland law or the 1940 Act, can only be changed by a similar 66 2/3% vote. Reference is made to the Articles of Incorporation of the Fund, on file with the SEC, for the full text of these provisions.

The provisions of the Articles of Incorporation described above could have the effect of depriving Fund shareholders of opportunities to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction.

              SHARE PURCHASES AND TENDERS

Although shares of closed-end investment companies sometimes trade at premiums over net asset value, they frequently trade at discounts. The Fund cannot predict whether the Common Stock will trade above, at or below net asset value. The Fund believes that if the Common
Stock trades at a discount to net asset value, the share price will not adequately reflect the value of the Fund to shareholders and that shareholders' financial interests would be furthered if the market price of the Common Stock more closely reflected net asset value. For these reasons, the Board of Directors currently intends to consider from time to time repurchases of Common Stock on the open market when the shares are trading at a discount from net asset value, and the Fund may engage in borrowings to finance or refinance such repurchase transactions. In addition, the Board of Directors may consider, from time to time, but not more frequently than once every two years, making an offer to each shareholder of record to purchase at net asset value shares of Common Stock owned by the shareholder. The Fund does not have a fundamental policy with respect to the repurchase of Common Stock and these repurchases are discretionary.

Before authorizing any repurchase of Common Stock or tender offer to the Common Stock shareholders, the Fund's Board of Directors would consider all relevant factors, including the market price of the Common
Stock, its net asset value per share, the liquidity of the Fund's securities positions, the effect an offer to repurchase might have on the Fund or its shareholders and relevant market considerations. Any offer would be made in accordance with the requirements of the 1940
Act and the Securities Exchange Act of 1934, as amended
(the "Exchange Act"). Although the matter will be subject to the review of the Board of Directors at the time, a tender offer is not expected to be made if the anticipated benefit to shareholders and the Fund would not be commensurate with the anticipated cost to the Fund, or if the number of shares expected to be tendered would not be material.

When a tender offer is authorized to be made by the Fund's Board of Directors, it will be an offer to purchase at a price equal to the net asset value of all (but not less than all) of the shares of Common Stock owned by a shareholder (or attributed to the shareholder for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the
"Code")). A shareholder who tenders all Common Stock shares owned or considered owned by him or her, as required, will realize a taxable gain or loss depending upon such person's basis in such shares.

The policy of the Fund's Board of Directors with respect to tender offers and repurchases, which may be changed by the Board of Directors, is that the Fund will not accept tenders or effect repurchases if (i) those transactions, if consummated, would (a) result in the exclusion of the Common Stock from the ASE, or (b) impair the Fund's status as a regulated investment company under the Code; (ii) the Fund would not be able to liquidate securities to repurchase Common Stock in an orderly manner that is consistent with the Fund's investment objective and policies; or (iii) there is, in the Board's judgment, any material (a) legal action or proceeding instituted or threatened challenging the transactions or otherwise materially affecting the Fund, (b) suspension of or limitation on prices for trading securities generally on the ASE or any exchange on which securities held by the Fund are traded, (c) declaration of a banking moratorium by federal or state authorities or any suspension of payment by banks in the United States, (d) limitation affecting the Fund or issuers of securities held by the Fund imposed by federal, state or local authorities on the extension of credit by lending institutions, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States or (f) other event or condition that would have a material adverse effect on the Fund or its shareholders if shares of Common Stock were repurchased. The Board of Directors may modify these conditions in light of experience.

  FEDERAL TAXATION OF THE FUND AND ITS DISTRIBUTIONS

The Fund intends to qualify and be treated as a regulated investment company under the Code. The
Fund currently intends to distribute substantially all of its net investment income annually, and to distribute, at least annually, any net realized capital gains, thereby avoiding the imposition on the Fund of federal income and excise taxes on such distributed income and gain. Such distributions from net investment income will be taxable as ordinary income to shareholders of the Fund who are subject to tax, and the Fund's capital gain distributions will be taxable as capital gain to such shareholders.
Notwithstanding the above, the Fund may decide to retain all or part of any net capital gains for reinvestment.

After the end of each taxable year, the Fund will notify shareholders of the federal income tax status of any distributions, or deemed distributions, made by the Fund during such year.
For a more detailed discussion of these matters, see "Taxation of the Fund and its Distributions" in the SAI.


                    NET ASSET VALUE


The net asset value of the Fund's shares of Common
Stock will be determined as of the close of regular trading on the American Stock Exchange ("ASE") (or such other exchange on which the Fund's shares are traded) on each day the ASE is open for trading by dividing the Fund's total assets, less the Fund's total liabilities, by the total number of shares outstanding. Net asset value will be published weekly in a financial newspaper of general circulation. Such data for closed-end funds is usually published in the Monday editions of The Wall
Street Journal and Barron's. The Fund assumes no responsibility for the accuracy of such data and does not represent that The Wall Street Journal and/or
Barron's will continue to publish such data.


                     UNDERWRITING

Upon the terms and subject to the conditions contained in the Underwriting Agreement dated as of ____________, 1999, each Underwriter named below, for whom LaSalle
St. Securities, Inc. is acting as Representative, has severally agreed to purchase, and the Fund has agreed to sell to each such Underwriter, the number of shares of Common Stock set forth opposite the name of each such Underwriter:

                                         Number of
     Underwriter                           Shares

     LaSalle St. Securities, Inc.
                                          ________
          Total                            4,000,000

The Underwriting Agreement provides that the obligations of the Underwriters to pay for and accept delivery of the shares of Common Stock offered hereby are subject to the approval of certain legal matters by counsel and to certain other conditions. The
Underwriters are obligated to take and pay for all shares of Common Stock offered hereby if any are taken.


The Underwriters propose to offer part of the shares of Common Stock directly to the public at the public offering price set forth on the cover page of this Prospectus and part of the shares to certain dealers at a price which represents a concession not in excess of $0.35 per share. The Underwriters may allow, and such dealers may reallow, a concession not in excess of $0.10 per share to certain other dealers. After the initial offering of the shares of Common Stock to the public, the public offering price and such concessions may be changed by the Underwriters. The underwriting discount of $0.55 per share is equal to 5.5% of the initial offering price. You must pay for shares of Common Stock purchased in this offering on or before the third business day following the effective date of the Registration Statement of which this Prospectus is a part. Each investor must purchase a minimum of 200 shares of Common Stock in this offering.



The Fund has granted to the Underwriters an option, exercisable for 30 days from the effective date of the Registration Statement of which this Prospectus is a part, to purchase up to an additional 600,000 shares of Common Stock to cover over-allotments, if any, at the initial public offering price less the underwriting discount.



The Representative will receive from the Fund a non-accountable expense allowance in an amount equal to 1% of the gross offering amount, or $400,000. LCMCM has agreed to pay the organizational and offering expenses of the Fund, which are estimated to be $260,000 and which include all filing fees, legal costs and other expenses in connection with qualifying the shares of Common Stock offered hereby for sale under the laws of such states as the Representative may designate.

The Fund anticipates that the Underwriters or their affiliates may, from time to time and subject to the regulations set forth in the 1940 Act, act as brokers or dealers in connection with the execution of the Fund's securities transactions after the Underwriters cease to act as underwriters of the Fund's Common
Stock.

The Fund and LCMCM have agreed to indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act. However, such indemnification is subject to the provisions of Section
17(i) of the 1940 Act which provides, in part, that no agreement shall contain a provision which protects or purports to protect an underwriter of an investment company against any liability to such company or its shareholders to which it would otherwise be subject due to misfeasance, bad faith or gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under such agreement.

In connection with this offering, the Underwriters may purchase and sell the Common Stock in accordance with Regulation M under the Exchange Act. These transactions may include over-allotment and stabilizing transactions. Stabilizing transactions consist of certain bids or purchases for the purpose of preventing or retarding a decline in the market price of the Common Stock. The Underwriters may also impose a penalty bid, whereby selling commissions otherwise accruing to an Underwriter or selling group member in respect of securities sold in the offering for their account may be reclaimed if such securities are repurchased by the Underwriters in stabilizing transactions. These activities may stabilize, maintain or otherwise affect the market price of the Common
Stock, which may be higher than the price that might otherwise prevail in the open market; and these activities, if commenced, may be discontinued at any time. These transactions may be effected on the ASE, in the over-the-counter market or otherwise.


This Prospectus is being made available in electronic fromat on the following Internet websites: www.lcmfunds.com (which is a website maintained by the Fund) and www.einvestmentbank.com (which is a website maintained by Wedbush Morgan Securities, Inc., one of the proposed Underwriters in this offering). Except for this Prospectus, nothing on either of these websites shall be deemed to be part of this Prospectus.


Prior to this offering, there has been no public market for the Common Stock. Application will be made to list the Common Stock on the ASE under the symbol "LCM."

The Representative is an affiliate of LCMCM, the Fund's investment adviser. The Representative's principal business address is 810 West Washington Boulevard,
Chicago, Illinois 60607.

                     LEGAL MATTERS

The validity of the shares of Common Stock offered hereby will be passed on for the Fund by Godfrey &
Kahn, S.C., Milwaukee, Wisconsin.  Godfrey & Kahn, S.C.
serves as counsel to the Fund. In addition, certain legal matters will be passed upon for the Underwriters by Sachnoff & Weaver Ltd., Chicago, Illinois.

                        EXPERTS


The Statement of Assets and Liabilities of the Fund as of ____________, 1999 will be included in this Registration Statement in reliance on the report of PricewaterhouseCoopers, Milwaukee, Wisconsin, independent accountants, which will appear elsewhere herein and given on the authority of said firm as experts in auditing and accounting.


                ADDITIONAL INFORMATION


The Fund has filed with the SEC a Registration
Statement on Form N-2 under the Securities Act and the 1940 Act with respect to the shares of Common
Stock offered by this Prospectus.  This
Prospectus, which is a part of the Registration
Statement, does not contain all the information set forth in the Registration Statement or the exhibits thereto. For further information regarding the Fund and the Common Stock, reference is made to the Registration Statement, including the exhibits thereto, which may be obtained from the SEC as specified below. In addition, as of the effective date of the Registration Statement of which this Prospectus is a part, the Fund will be subject to the informational requirements of the Exchange Act and the 1940 Act, and, in accordance therewith, will file reports, proxy statements and other information with the SEC.


The reports, proxy statements and other
information filed by the Fund with the SEC can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth
Street, N.W., Room 1024, Washington, D.C. 20549, and at its Regional Offices located at 7 World
Trade Center, Room 1300, New York, New York 10048 and Northwest Atrium Center, 500 West Madison
Street, Room 1400, Chicago, Illinois 60661-2511.
Copies of such material can also be obtained from the Public Reference Section of the SEC, 450 Fifth
Street, N.W., Washington,

D.C. 20549, at prescribed rates. The SEC maintains a web site at http://www.sec.gov containing reports, proxy statements and other information regarding registrants, including the Fund, that file electronically with the SEC. Application will be made to list the Fund's Common Stock on the ASE.
Once listed, reports, proxy statements and other information concerning the Fund, and filed with the SEC by the Fund, can be inspected at the offices of the American Stock Exchange, 86 Trinity
Place, New York, New York 10006-1881.


                REPORTS TO SHAREHOLDERS

The Fund will furnish to its shareholders annual reports containing audited financial statements, periodic unaudited reports containing financial statements and such other periodic reports as it may determine to furnish or as may be required by law.

THE FOLLOWING IS THE TABLE OF CONTENTS CONTAINED IN THE
                     STATEMENT OF
  ADDITIONAL INFORMATION FILED AS PART OF THE FUND'S
                REGISTRATION STATEMENT


                   TABLE OF CONTENTS
                        OF THE
          STATEMENT OF ADDITIONAL INFORMATION

                                                        PAGE
Investment Objective and Policies                       SAI-3
Investment Practices and Techniques                     SAI-4
Management                                              SAI-12
Principal Shareholders                                  SAI-14
Investment Advisory and Other Services                  SAI-14
Portfolio Transactions and Brokerage Allocation         SAI-15
Taxation of the Fund and its Distributions              SAI-16
Financial Statements                                    SAI-18

The information in this Statement of Additional Information is not complete and may be changed. The Fund may not sell these securitied until the Registration Statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not a Prospectus. Moreover, this Statement of Additional Information does not constitute an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

  STATEMENT OF ADDITIONAL INFORMATION

                    Subject to Completion, Dated July 28, 1999





            LCM INTERNET GROWTH FUND, INC.




  This  Statement of Additional Information ("SAI")  is
  not  a  prospectus, but should be read in conjunction
  with  the Prospectus of the LCM Internet Growth Fund,
  Inc.  (the  "Fund"), dated the date  hereof.   Before
  purchasing shares of the Fund, you should obtain and read the Fund's Prospectus. The Prospectus, which may be revised from time to time, is available without charge by writing to the Fund at 810 West
  Washington Boulevard, Chicago, Illinois 60607, or by calling (312) 705-3028.







   This Statement of Additional information is dated__________________, 1999.

                   TABLE OF CONTENTS

                                                   Page
INVESTMENT OBJECTIVE AND POLICIES                    3
INVESTMENT PRACTICES AND TECHNIQUES                  4
MANAGEMENT                                          12
PRINCIPAL SHAREHOLDERS                              14
INVESTMENT ADVISORY AND OTHER SERVICES              14
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION     15
TAXATION OF THE FUND AND ITS DISTRIBUTIONS          16
FINANCIAL STATEMENTS                                18



You  should  rely only on the information contained  in
this  SAI  and  in the Prospectus.  The  Fund  has  not
authorized   anyone  to  provide  you  with   different
information.  The Fund is not making an offer of  these
securities  in  any  state  where  the  offer  is   not
permitted.   You should not assume that the information
contained in this SAI or in the Prospectus is accurate as of any date other than the date hereof.

           INVESTMENT OBJECTIVE AND POLICIES

a) Investment Objective


The  Fund's  investment objective is  to  seek  capital
appreciation  by  investing in a  portfolio  consisting
primarily of equity securities issued by companies that
the  Fund's investment adviser, LCM Capital Management,
Inc.  ("LCMCM"), believes will benefit from  growth  of
the  Internet.   Current  dividend  income  is  not  an
investment   consideration.    Under   normal    market
conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies that engage in Internet and Internet-related activities.
For more information, please see "Investment Objective and Policies" in the Prospectus.


b) Fundamental Investment Policies

The   Fund's   fundamental  investment   policies   (or
restrictions) are set forth in the Prospectus under the
caption   "Investment   Restrictions."    The    Fund's
fundamental investment policies (which include the Fund's investment objective) may not be changed without the approval of a majority of the Fund's outstanding voting securities. Please refer to the Prospectus for more information.

c) Non-Fundamental Investment Policies

The Fund's non-fundamental investment policies (or restrictions), which may be changed by the Fund's Board of Directors without shareholder approval, are set forth below. Many of these policies are discussed in the Prospectus under the caption "Investment Practices and Techniques."

As a matter of non-fundamental policy:

(1)The  Fund may not sell securities short, unless  the
   Fund  owns  or  has  the right to obtain  securities
   equivalent  in  kind and amount  to  the  securities
   sold  short, or unless it covers such short sale  as
   required by the current rules and positions  of  the
   Securities  and Exchange Commission (the  "SEC")  or
   its   staff,  and  provided  that  transactions   in
   options,   futures  contracts  or  other  derivative
   instruments are not deemed to constitute selling securities short;

(2)The  Fund  may  not purchase securities  on  margin,
   except  that  the  Fund may obtain  such  short-term
   credits  as  are  necessary  for  the  clearance  of
   transactions, and provided that margin  deposits  in
   connection   with   futures   contracts   or   other
   derivative    instruments   shall   not   constitute
   purchasing securities on margin;

(3)The  Fund may not invest in illiquid securities  if,
   as  a  result of such investment, more than  15%  of
   its   net  assets  would  be  invested  in  illiquid
   securities;

(4)The Fund may not purchase securities of other investment companies, except in compliance with the Investment Company Act of 1940, as amended (the
   "1940 Act");

(5)The  Fund  may not engage in futures or  options  on
   futures   transactions   which   are   impermissible
   pursuant  to  Rule 4.5 under the Commodity  Exchange
   Act (the "CEA") and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the CEA); provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options are "in the money" (within the meaning of the CEA), do not exceed 5% of the Fund's net assets;

(6)The  Fund  may  not  invest  in,  purchase  or  sell
   options, except that the Fund may invest up  to  10%
   of its total assets in options, and may sell options in an amount not to exceed 10% of its total assets; and


(7)The Fund may not borrow money in an amount in excess of 33 1/3% of its total assets (measured by adding the amount borrowed to the Fund's other assets).

With  the exception of non-fundamental policy number  7
above, the percentage restrictions set forth above apply at the time a transaction is effected, and a subsequent change in a percentage resulting from market fluctuations or any other cause other than action by the Fund will not require the Fund to dispose of portfolio securities or take other action to satisfy the percentage restriction.

          INVESTMENT PRACTICES AND TECHNIQUES

The following information supplements the discussion of
the   Fund's   investment   practices   and   portfolio
management techniques described in the Prospectus under the caption "Investment Practices and Techniques."

a) Short-Term Fixed Income Securities

The  Fund  may  hold  a  small portion  of  its  assets
(generally not more than 10%) in U.S. government securities, money market securities and cash to meet ordinary cash needs. Under unusual circumstances, as a defensive technique, the Fund may retain a larger portion of cash and/or invest more assets in U.S.
government securities and/or money market securities deemed by LCMCM to be consistent with a temporary defensive posture.

(1)U.S.  Government  Securities.  The  U.S.  government
   securities   in  which  the  Fund  may  invest   are
   securities   issued  or  guaranteed  by   the   U.S.
   government   (i.e.,  the  U.S.  Treasury)   or   its
   agencies   or  instrumentalities.   U.S.  government
   agency/instrumentality      securities       include
   securities   issued  by  (i)  the  Federal   Housing
   Administration, Farmers Home Administration, Export-
   Import  Bank  of  the United States, Small  Business
   Administration  and GinnieMae, whose securities  are
   supported  by  the  full faith  and  credit  of  the
   United  States;  (ii) the Federal Home  Loan  Banks,
   Federal  Intermediate Credit Banks and the Tennessee
   Valley Authority, whose securities are supported  by
   the  right  of  the agency to borrow from  the  U.S.
   Treasury; (iii) the FannieMae, whose securities  are
   supported  by  the  discretionary authority  of  the
   U.S.  government to purchase certain obligations  of
   the  agency or instrumentality; and (iv) the Student
   Loan   Marketing   Association,  the   Interamerican
   Development  Bank  and  the International  Bank  for
   Reconstruction  and  Development,  whose  securities
   are  supported only by the credit of such  agencies.
   While   the   U.S.  government  provides   financial
   support  to such U.S. government-sponsored  agencies
   or  instrumentalities,  no assurance  can  be  given
   that  it  always  will do so  since  it  is  not  so
   obligated   by   law.   The  U.S.  government,   its
   agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

(2)Money   Market   Securities.    The   money   market
   securities in which the Fund may invest include  (i)
   commercial  paper rated A-1 or higher by Standard  &
   Poor's  ("S&P")  or  Prime-1 or  higher  by  Moody's
   Investors   Service   ("Moody's"),   or   if    such
   commercial  paper is not rated, issued by  companies
   which  have  an outstanding debt issue rated  AA  or
   higher  by  S&P  or  Aa or higher by  Moody's;  (ii)
   repurchase   agreements  entered  into   only   with
   respect  to U.S. government securities.  In  such  a
   transaction,  at  the time the  Fund  purchases  the
   security,  it  simultaneously agrees to  resell  and
   redeliver  the  security to  the  seller,  who  also
   simultaneously agrees to buy back the security at  a
   fixed  price and time.  This assures a predetermined
   yield  for the Fund during its holding period  since
   the   resale  price  is  always  greater  than   the
   purchase  price  and reflects an agreed-upon  market
   rate.   Such transactions afford an opportunity  for
   the  Fund  to  invest  temporarily  available  cash.
   Repurchase  agreements may be  considered  loans  to
   the   seller,   collateralized  by  the   underlying
   securities. The risk to the Fund is limited  to  the
   ability of the seller to pay the agreed-upon sum  on
   the  repurchase date; in the event of  default,  the
   repurchase  agreement  provides  that  the  Fund  is
   entitled to sell the underlying collateral.  If  the
   value   of   the  collateral  declines   after   the
   agreement  is  entered into,  however,  and  if  the
   seller  defaults under a repurchase  agreement  when
   the  value of the underlying collateral is less than
   the  repurchase price, the Fund could incur  a  loss
   of  both principal and interest.  LCMCM monitors the
   value  of the collateral at the time the transaction
   is  entered into and at all times during the term of
   the  repurchase  agreement.  LCMCM  does  so  in  an
   effort   to   determine  that  the  value   of   the
   collateral  always equals or exceeds the agreed-upon
   repurchase  price to be paid to the  Fund.   If  the
   seller  were  to be subject to a federal  bankruptcy
   proceeding,  the  ability of the Fund  to  liquidate
   the  collateral could be delayed or impaired because
   of  certain provisions of the bankruptcy laws; (iii)
   certificates   of  deposit  issued   against   funds
   deposited  in  a domestic branch of a U.S.  bank  or
   savings  and  loan association that are  insured  by
   the  Federal Deposit Insurance Corporation  ("FDIC")
   and  have  assets in excess of $500  million.   Such
   certificates  are  for a definite  period  of  time,
   earn  a  specified rate of return and  are  normally
   negotiable.   If  such certificates of  deposit  are
   non-negotiable,  they  will be  considered  illiquid
   securities   and  be  subject  to  the  Fund's   15%
   restriction
   on investments in illiquid  securities.
   Pursuant  to  a certificate of deposit,  the  issuer
   agrees to pay the amount deposited plus interest  to
   the  bearer of the certificate on the date specified
   thereon.    Under  current  FDIC  regulations,   the
   maximum  insurance payable as to any one certificate
   of  deposit is $100,000; therefore, certificates  of
   deposit purchased by the Fund will not generally  be
   fully insured; (iv) bankers' acceptances, which  are
   short-term   credit  instruments  used  to   finance
   commercial  transactions.  Generally, an  acceptance
   is  a  time draft drawn on a bank by an exporter  or
   an  importer to obtain a stated amount of  funds  to
   pay  for  specific merchandise.  The draft  is  then
   "accepted"    by   a   bank   that,    in    effect,
   unconditionally guarantees to pay the face value  of
   the   instrument   on   its  maturity   date.    The
   acceptance  may  then be held by the accepting  bank
   as  an  asset  or  it may be sold in  the  secondary
   market  at the going rate of interest for a specific
   maturity;  and  (v)  bank time deposits,  which  are
   monies  kept on deposit with U.S. banks  or  savings
   and  loan associations for a stated period  of  time
   at   a  fixed  rate  of  interest.   There  may   be
   penalties  for  the early withdrawal  of  such  time
   deposits,  in  which  case  the  yields   of   these
   investments will be reduced.

b) Illiquid Securities

The  Fund  may  invest up to 15% of its net  assets  in
illiquid  securities  (i.e., securities  that  are  not
readily marketable).  For purposes of this restriction,
illiquid  securities include, but are not  limited  to,
restricted  securities (securities the  disposition  of
which is restricted under the federal securities laws),
repurchase  agreements  with maturities  in  excess  of
seven  days  and other securities that are not  readily
marketable.  The Board of Directors of the Fund, or its
delegate,  has the ultimate authority to determine,  to
the  extent  permissible under the  federal  securities
laws,  which  securities  are liquid  or  illiquid  for
purposes  of  this 15% limitation.  Certain  securities
exempt  from  registration or  issued  in  transactions
exempt  from registration under the Securities  Act  of
1933,  as  amended  (the  "Securities  Act"),  such  as
securities   that   may  be  resold  to   institutional
investors under Rule 144A under the Securities Act, may
be  considered liquid under guidelines adopted  by  the
Board  of  Directors.  However, investing in securities
which  may  be resold pursuant to Rule 144A  under  the
Securities Act could have the effect of increasing  the
level  of  the  Fund's illiquidity to the  extent  that
institutional   investors   become,   for    a    time,
uninterested in purchasing such securities.

The  Board of Directors has delegated to LCMCM the day-
to-day  determination of the liquidity of any security,
although   it  has  retained  oversight  and   ultimate
responsibility  for such determinations.   Although  no
definitive  liquidity criteria are used, the  Board  of
Directors  has directed  LCMCM to look to such  factors
as  (i)  the  nature  of the market  for  the  security
(including  the  institutional private resale  market),
(ii)   the   terms  of  certain  securities  or   other
instruments  allowing for the disposition  to  a  third
party  or  the issuer thereof (e.g., certain repurchase
obligations   and   demand  instruments),   (iii)   the
availability of market quotations (e.g., for securities quoted in the PORTAL system) and (iv) other permissible relevant factors.

Restricted  securities may be sold  only  in  privately
negotiated  transactions or in a public  offering  with
respect to which a registration statement is in  effect
under  the  Securities  Act.   Where  registration   is
required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.
Restricted securities will be priced at fair value as determined in good faith by the Board of Directors.
If, through the appreciation of restricted securities or the depreciation of unrestricted securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable (except for Rule 144A securities deemed to be liquid by LCMCM), the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

c) Non-Diversification

While the Fund is "non-diversified," which means that it is permitted to invest its assets in a more limited number of companies than other mutual funds, the Fund intends to diversify its assets to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Code"). To qualify (i) not more than 25% of the total value of the Fund's assets may be invested in securities of any one issuer or of any two or more issuers controlled by the Fund, which, pursuant to the regulations under the Code, may be deemed to be engaged in the same, similar or related trades or businesses, and (ii) with respect to 50% of the total value of the Fund's assets (a) not more than 5% of its total assets may be invested in the securities of any one issuer and (b) the Fund may not own more than

10% of the outstanding voting securities of any one issuer. These percentage limitations do not apply to investments in U.S. government securities or the securities of other regulated investment companies.

Accordingly, as a "non-diversified" fund, the Fund  may
invest up to 50% of its assets in the securities of  as
few  as  two companies, up to 25% each, so long as  the
Fund  does  not control the two companies and  the  two
companies  are  engaged in different  businesses.   The
Fund  may  also invest up to 50% of its assets  in  the
securities of as few as ten companies, up to  5%  each,
provided that the Fund does not own in excess of 10% of
any   company's   outstanding   voting   stock.    Non-
diversification involves an increased risk of loss to the Fund when the market value of a security declines.

d) Concentration

The  Fund  has adopted a fundamental investment  policy
which  prohibits the Fund from investing more than  25%
of  its  total  assets in securities of  issuers  whose
principal business activities are in the same industry,
except  that the Fund will invest, under normal  market
conditions,  more than 25% of its total assets  in  the
securities  of  issuers  in the information  technology
industry.   For  this purpose, "information  technology
industry"  is  comprised of those  companies  providing
infrastructure, content and e-commerce products  and/or
services  designed  for Internet use.   This  industry,
which   is   very  dynamic  and  therefore   frequently
changing, currently consists of 13 sectors and 65  sub-
sectors   as  identified  by  LCMCM.   See  "Investment
Objective  and  Policies" in the  Prospectus  for  more
information.   Because a relatively high percentage  of
the  Fund's  assets will be invested in the information
technology  industry,  the Fund's portfolio  securities
will  be  especially influenced by factors specific  to
that   industry   and  may  be  more   susceptible   to
fluctuation in value than portfolio securities of a less concentrated investment company.

e) Derivative Transactions

In   General.   The  Fund  may  invest  in   derivative
instruments for any lawful purpose consistent with  its
investment objective such as hedging or managing  risk,
but  not  for speculation.  Derivative instruments  are
commonly  defined  to include securities  or  contracts
whose  value depend on (or "derive" from) the value  of
one  or  more  other  assets,  such  as  securities  or
commodities.    These  "other  assets"   are   commonly
referred to as "underlying assets."

Options and forward contracts are considered to be  the
basic "building blocks" of derivatives.  An option is a
contract  in  which  the "holder" (the  buyer)  pays  a
certain  amount  (the "premium") to the  "writer"  (the
seller) to obtain the right, but not the obligation, to
buy from the writer (in a "call") or sell to the writer
(in  a  "put") a specific asset at an agreed upon price
(the "strike price" or "exercise price") at or before a
certain time (the "expiration date").  The holder  pays
the  premium at inception and has no further  financial
obligation.   The holder of an option-based  derivative
generally will benefit from favorable movements in  the
price  of  the underlying asset but is not  exposed  to
corresponding  losses due to adverse movements  in  the
value of the underlying asset.  The writer of an option-
based   derivative  generally  will  receive  fees   or
premiums but generally is exposed to losses due to changes in the value of the underlying asset.

A  forward is a sales contract between a buyer (holding
the  "long" position) and a seller (holding the "short"
position) for an asset with delivery deferred  until  a
future date.  The buyer agrees to pay a fixed price  at
the agreed future date and the seller agrees to deliver
the  asset.  The seller hopes that the market price  on
the  delivery date is less than the agreed upon  price,
while the buyer hopes for the contrary.  The change  in
value  of  a  forward-based  derivative  generally   is
roughly proportional to the change in value of the underlying asset.


While the Fund may invest in options, it will not invest in forward contracts. As described below, the Fund may, however, invest in futures contracts.


Hedging.   The  Fund may use derivative instruments  to
protect against possible adverse changes in the  market
value  of securities held in, or are anticipated to  be
held in, the Fund's portfolio.  Derivatives may also be
used  by  the  Fund  to  "lock-in"  its  realized   but
unrecognized  gains  in  the  value  of  its  portfolio
securities.   Hedging strategies,  if  successful,  can
reduce   the  risk  of  loss  by  wholly  or  partially
offsetting  the  negative effect of  unfavorable  price
movements  in  the investments being hedged.   However,
hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

Managing  Risk.   The  Fund  may  also  use  derivative
instruments   to  manage  the  risks  of   the   Fund's
portfolio. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, establishing a position in the derivatives markets as a substitute for buying or selling certain securities or creating or altering exposure to certain asset classes. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way for the Fund to invest than "traditional" securities (i.e., stocks or bonds) would.


Exchange  or  OTC Derivatives.  Derivative  instruments
may  be  exchange-traded or traded in  over-the-counter
("OTC") transactions between private parties.  Exchange-
traded derivatives are standardized options and futures
contracts  traded  in an auction  on  the  floor  of  a
regulated  exchange.  Exchange contracts are  generally
liquid.  The exchange clearinghouse is the counterparty
of  every  contract.  Thus, each holder of an  exchange
contract  bears  the credit risk of  the  clearinghouse
(and  has the benefit of its financial strength) rather
than   that   of   a   particular  counterparty.    OTC
transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. For purposes of the Fund's
15% limitation on investments in illiquid securities, OTC transactions (as well as any assets used to cover such transactions) will be considered illiquid.


Risks   and   Special  Considerations.   The   use   of
derivative  instruments  involves  risks  and   special
considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

(1)Market  Risk.   The primary risk of  derivatives  is
   the  same  as  the  risk of the  underlying  assets;
   namely,  that the value of the underlying asset  may
   go  up  or down.  Adverse movements in the value  of
   an  underlying asset can expose the Fund to  losses.
   Derivative  instruments  may  include  elements   of
   leverage  and, accordingly, the fluctuation  of  the
   value  of  the derivative instrument in relation  to
   the   underlying   asset  may  be  magnified.    The
   successful  use  of  derivative instruments  depends
   upon  a  variety  of  factors, particularly  LCMCM's
   ability  to  predict  movements of  the  securities,
   currencies  and commodities markets, which  requires
   different  skills  than predicting  changes  in  the
   prices  of individual securities.  There can  be  no
   assurance that any particular strategy adopted  will
   succeed.   A  decision  to engage  in  a  derivative
   transaction will reflect LCMCM's judgment  that  the
   derivative  transaction will provide  value  to  the
   Fund  and  its  shareholders and is consistent  with
   the  Fund's  objectives, investment limitations  and
   operating  policies.   In making  such  a  judgment,
   LCMCM  will  analyze the benefits and risks  of  the
   derivative  transaction  and  weigh  them   in   the
   context   of   the  Fund's  entire   portfolio   and
   investment objective.

(2)Credit  Risk.  The Fund will be subject to the  risk
   that  a  loss  may be sustained by  the  Fund  as  a
   result  of  the failure of a counterparty to  comply
   with  the  terms  of a derivative  instrument.   The
   counterparty  risk  for  exchange-traded  derivative
   instruments  is  generally less than for  privately-
   negotiated  or  OTC  derivative  instruments,  since
   generally a clearing agency, which is the issuer  or
   counterparty  to  each  exchange-traded  instrument,
   provides a guarantee of performance.  For privately-
   negotiated   instruments,  there   is   no   similar
   clearing  agency  guarantee.  In  all  transactions,
   the  Fund  will bear the risk that the  counterparty
   will  default, and this could result in  a  loss  of
   the  expected benefit of the derivative  transaction
   and  possibly  other losses to the Fund.   The  Fund
   will   enter   into   transactions   in   derivative
   instruments only with counterparties that LCMCM reasonably believes are capable of performing under the contract.

(3)Correlation Risk.  When a derivative transaction  is
   used  to  completely hedge another position, changes
   in  the  market value of the combined position  (the
   derivative   instrument  plus  the  position   being
   hedged)   result   from  an  imperfect   correlation
   between  the price movements of the two instruments.
   With  a  perfect  hedge, the value of  the  combined
   position  remains unchanged for any  change  in  the
   price  of  the underlying asset being hedged.   With
   an  imperfect  hedge, the value  of  the  derivative
   instrument   and   its  hedge  are   not   perfectly
   correlated.   Correlation  risk  is  the  risk  that
   there  might be imperfect correlation,  or  even  no
   correlation,   between   price   movements   of   an
   instrument and price movements of investments  being
   hedged.   For example, if the value of a  derivative
   instrument used in a short hedge (such as writing  a
   call  option,  buying  a put  option  or  selling  a
   futures   contract)  increased  by  less  than   the
   decline  in  value  of the hedged  investments,  the
   hedge  would  not be perfectly correlated.   Such  a
   lack  of  correlation  might occur  due  to  factors
   unrelated  to  the  value of the  investments  being
   hedged,  such  as speculative or other pressures  on
   the  markets in which these instruments are  traded.
   The  effectiveness  of
   hedges using  instruments  on
   indices  will  depend, in part,  on  the  degree  of
   correlation  between price movements  in  the  index
   and   price  movements  in  the  investments   being
   hedged.

(4)Liquidity  Risk.   Derivatives are also  subject  to
   liquidity risk.  Liquidity risk is the risk  that  a
   derivative instrument cannot be sold, closed out  or
   replaced   quickly   at  or  very   close   to   its
   fundamental  value.   Generally, exchange  contracts
   are  very  liquid because the exchange clearinghouse
   is   the   counterparty  of  every  contract.    OTC
   transactions  are  less liquid than  exchange-traded
   derivatives since they often can only be closed  out
   with  the other party to the transaction.  The  Fund
   might   be   required   by   applicable   regulatory
   requirements   to   maintain  assets   as   "cover,"
   maintain  segregated  accounts  and/or  make  margin
   payments  when  it  takes  positions  in  derivative
   instruments  involving obligations to third  parties
   (i.e.,  instruments  other than purchased  options).
   If  the Fund is unable to close out its positions in
   such  instruments, it might be required to  continue
   to  maintain  such assets or accounts or  make  such
   payments until the position expires, matures  or  is
   closed  out.   The  requirements  might  impair  the
   Fund's ability to sell a portfolio security or  make
   an  investment at a time when it would otherwise  be
   favorable to do so, or require that the Fund sell  a
   portfolio  security at a disadvantageous time.   The
   Fund's  ability to sell or close out a  position  in
   an   instrument  prior  to  expiration  or  maturity
   depends  on  the  existence of  a  liquid  secondary
   market  or,  in  the absence of such a  market,  the
   ability  and  willingness  of  the  counterparty  to
   enter  into a transaction closing out the  position.
   Therefore,   there   is  no   assurance   that   any
   derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

(5)Legal  Risk.  Legal risk is the risk of loss  caused
   by   the   legal  unenforceability  of   a   party's
   obligations  under the derivative.   While  a  party
   seeking  price  certainty agrees  to  surrender  the
   potential   upside   in   exchange   for    downside
   protection,  the  party taking the risk  is  looking
   for  a  positive  payoff.   Despite  this  voluntary
   assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6)Systemic       or      "Interconnection"       Risk.
   Interconnection risk is the risk that  a  disruption
   in  the  financial  markets will cause  difficulties
   for  all  market  participants.  In other  words,  a
   disruption in one market will spill over into  other
   markets,  perhaps creating a chain  reaction.   Much
   of  the OTC derivatives market takes place among the
   OTC   dealers  themselves,  thus  creating  a  large
   interconnected  web of financial obligations.   This
   interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

General Limitations.  The use of derivative instruments
is  subject to applicable regulations of the  SEC,  the
several  options and futures exchanges upon which  they
may   be  traded  and  the  Commodity  Futures  Trading
Commission ("CFTC").

The   Fund  has  filed  a  notice  of  eligibility  for
exclusion  from  the definition of the term  "commodity
pool  operator" with the CFTC and the National  Futures
Association,  which  regulate trading  in  the  futures
markets.    In  accordance  with  Rule   4.5   of   the
regulations  under the CEA, the notice  of  eligibility
for  the  Fund includes representations that  the  Fund
will  use futures contracts and related options  solely
for  bona  fide hedging purposes within the meaning  of
CFTC regulations, provided that the Fund may hold other
positions in futures contracts and related options that
do  not qualify as a bona fide hedging position if  the
aggregate initial margin deposits and premiums required
to  establish these positions, less the amount by which
any   such   futures  contracts  and  related   options
positions are "in the money," do not exceed 5% of the Fund's net assets.


The   SEC  has  identified  certain  trading  practices
involving  derivative  instruments  that  involve   the
potential  for leveraging a fund's assets in  a  manner
that  raises  issues under the 1940 Act.  In  order  to
limit  the  potential for the leveraging  of  a  fund's
assets,  as  defined under the 1940 Act,  the  SEC  has
stated  that a fund may use coverage or the segregation
of  a  fund's assets.  The Fund will set aside cash  or
other   permissible  liquid  assets  in  a   segregated
custodial account if required to do so by SEC and  CFTC
regulations   and/or   SEC  and  CFTC   interpretations
thereof.   Assets used as cover or held in a segregated
account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

In  some cases, the Fund may be required to allocate or
limit  a percentage of its assets to a particular asset
class.   In  such cases, the Fund may use a  derivative
instrument to increase or decrease exposure to an asset
class.  When the Fund uses derivatives in this way,  it
is  required by applicable SEC guidelines to set  aside
liquid  assets  in a segregated account to  secure  its
obligations  under  the derivative instruments.   Under
these   circumstances,  LCMCM  may,  where  reasonable,
measure  compliance with the applicable  percentage  by
reference  to  the  nature  of  the  economic  exposure
created  through  the use of the derivative  instrument
and  not  by  reference to the nature of  the  exposure
arising  from  the assets set aside in  the  segregated
account (unless another interpretation is specified  by
applicable regulatory requirements, in which case  such
other  interpretation  will  be  complied  with).   For
example, if U.S. government securities are set aside to
secure  the Fund's obligations under an equity position
involving   a   derivative  instrument,  the   combined
position (i.e., the derivative instrument and the  U.S.
government  securities) will be treated  as  an  equity
position   (if  allowed  under  applicable   regulatory
requirements), not as a U.S. government securities position.


Options.   The  Fund  may use options  for  any  lawful
purpose  consistent with its investment objective  such
as  hedging  or managing risk, but not for speculation.
The  Fund  may purchase (buy) or write (sell)  put  and
call  options  on  securities  and  securities  indices
("underlying   assets")   and   enter   into    closing
transactions with respect to such options to  terminate
an  existing  position.  Options used by the  Fund  may
include  European, American and Bermuda style  options.
If  an option is exercisable only at maturity, it is  a
"European" option; if it is also exercisable  prior  to
maturity,  it  is  an  "American"  option.   If  it  is
exercisable only at certain times, it is a "Bermuda" option.


The  Fund may purchase (buy) and write (sell)  put  and
call  options and enter into closing transactions  with
respect  to  such  options  to  terminate  an  existing
position.   The purchase of call options  serves  as  a
long hedge, and the purchase of put options serves as a
short  hedge.  Writing put or call options  can  enable
the  Fund  to enhance income by reason of the  premiums
paid  by  the purchaser of such options.  Writing  call
options   serves  as  a  limited  short  hedge  because
declines in the value of the hedged investment would be
offset  to  the  extent  of the  premium  received  for
writing   the   option.   However,  if   the   security
appreciates  to a price higher than the exercise  price
of  the call option, it can be expected that the option
will  be  exercised and the Fund will be  obligated  to
sell the security at less than its market value or will
be  obligated  to  purchase the  security  at  a  price
greater  than that at which the security must  be  sold
under  the  option.   Writing put options serves  as  a
limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

The  value  of  an option position will reflect,  among
other  things, the historical price volatility  of  the
underlying investment, the current market value of  the
underlying   investment,  the  time   remaining   until
expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.

The  Fund  may  effectively  terminate  its  right   or
obligation under an option by entering into  a  closing
transaction.   For example, the Fund may terminate  its
obligation under a call or put option that it had written by purchasing an identical call or put option;
this  is  known  as  a  closing  purchase  transaction.
Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.
In contrast, OTC options are contracts between the Fund and the other party to the transaction ("counterparty")
(usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund's ability to establish and close out positions
in  exchange-listed options depends on the existence of
a liquid market.  The Fund intends to purchase or write
only  those  exchange-traded options  for  which  there
appears  to  be  a  liquid secondary market.   However,
there can be no assurance that such a market will exist
at  any  particular time.  Closing transactions can  be
made  for OTC options only by negotiating directly with
the  counterparty, or by a
transaction in the secondary
market  if any such market exists.  Although  the  Fund
will  enter  into OTC options only with  counterparties
that  are  expected  to  be capable  of  entering  into
closing  transactions  with  the  Funds,  there  is  no
assurance that the Fund will in fact be able  to  close
out  an  OTC  option  at  a favorable  price  prior  to
expiration.   In  the  event  of  insolvency   of   the
counterparty, the Fund might be unable to close out  an
OTC   option  position  at  any  time  prior   to   its
expiration.   If  the  Fund were  unable  to  effect  a
closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

The   Fund  may  engage  in  options  transactions   on
securities  indices  in much the  same  manner  as  the
options on securities discussed above, except the index
options   may   serve  as  a  hedge   against   overall
fluctuations in the securities market in general.

The  writing  and  purchasing of options  is  a  highly
specialized    activity   that   involves    investment
techniques  and  risks different from those  associated
with   ordinary   portfolio  securities   transactions.
Imperfect   correlation   between   the   options   and
securities markets may detract from the effectiveness of attempted hedging. The Fund will not invest more than 10% of its total assets in options, nor will it sell options in an amount exceeding 10% of its total assets.


Futures  Contracts.  The Fund may use futures contracts
for  any  lawful purpose consistent with its investment
objective  such as hedging and managing risk,  but  not
for speculation.  The Fund may enter into interest rate
and  index futures.  The Fund may also purchase put and
call  options, and write covered put and call  options,
on  futures  in  which it is allowed  to  invest.   The
purchase  of futures or call options thereon can  serve
as  a  long  hedge,  and the sale  of  futures  or  the
purchase  of put options thereon can serve as  a  short
hedge.    Writing  covered  call  options  on   futures
contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities.
The Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices and sales of futures as an offset against the effect of expected declines in securities prices.


To the extent required by regulatory authorities, the Fund may enter into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument.
Futures exchanges and trading are regulated under the CEA by the CFTC. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

An  interest  rate  futures contract provides  for  the
future sale by one party and purchase by another  party
of   a   specified  amount  of  a  specific   financial
instrument (e.g., debt security) for a specified  price
at a designated date, time and place.  An index futures
contract is an agreement pursuant to which the  parties
agree  to  take or make delivery of an amount  of  cash
equal  to the difference between the value of the index
at  the  close of the last trading day of the  contract
and  the price at which the index futures contract  was
originally  written.  Transaction  costs  are  incurred
when  a  futures contract is bought or sold and  margin
deposits must be maintained.  A futures contract may be
satisfied by delivery or purchase, as the case may  be,
of  the  instrument or by payment of the change in  the
cash  value  of  the  index.   More  commonly,  futures
contracts are closed out prior to delivery by  entering
into  an  offsetting transaction in a matching  futures
contract.   Although the value of an index might  be  a
function  of the value of certain specified securities,
no  physical delivery of those securities is made.   If
the offsetting purchase price is less than the original
sale  price, the Fund realizes a gain; if it  is  more,
the   Fund  realizes  a  loss.   Conversely,   if   the
offsetting  sale  price  is  more  than  the   original
purchase  price, the Fund realizes a  gain;  if  it  is
less,  the Fund realizes a loss.  The transaction costs
must also be included in these calculations.  There can
be no assurance, however, that the Fund will be able to
enter into an offsetting transaction with respect to  a
particular futures contract at a particular  time.   If
the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

No  price  is  paid by the Fund upon  entering  into  a
futures  contract.   Instead, at  the  inception  of  a
futures contract, the Fund is required to deposit in  a
segregated account with its custodian, in the  name  of
the  futures  broker through whom the  transaction  was
effected, "initial margin," consisting of cash or other
liquid  assets, in an amount generally equal to 10%  or
less  of  the  contract value.   Margin  must  also  be
deposited  when  writing a call  or  put  option  on  a
futures   contract,  in  accordance   with   applicable
exchange    rules.    Unlike   margin   in   securities
transactions, initial margin on futures contracts  does
not  represent a borrowing, but rather is in the nature
of  a  performance bond or good-faith deposit  that  is
returned  to  the  Fund  at  the  termination  of   the
transaction  if all contractual obligations  have  been
satisfied.   Under
certain  circumstances,   such   as
periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to  and
from  the  futures  broker daily as the  value  of  the
futures position varies, a process known as "marking to
market."   Variation margin does not involve borrowing,
but  rather represents a daily settlement of the Fund's
obligations to or from a futures broker.  When the Fund
purchases an option on a future, the premium paid  plus
transaction costs is all that is at risk.  In contrast,
when the Fund purchases or sells a futures contract  or
writes  a call or put option thereon, it is subject  to
daily  variation margin calls that could be substantial
in  the event of adverse price movements.  If the  Fund
has  insufficient  cash to meet daily variation  margin
requirements,  it might need to sell  securities  at  a
time  when  such sales are disadvantageous.  Purchasers
and sellers of futures positions and options on futures
can  enter  into  offsetting  closing  transactions  by
selling  or  purchasing,  respectively,  an  instrument
identical to the instrument held or written.  Positions
in futures and options on futures may be closed only on
an exchange or board of trade that provides a secondary
market.    The  Fund  intends  to  enter  into  futures
transactions only on exchanges or boards of trade where
there   appears  to  be  a  liquid  secondary   market.
However, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.
The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain certain liquid securities in a segregated account.

Certain  characteristics of the  futures  market  might
increase  the  risk that movements  in  the  prices  of
futures contracts or options on futures contracts might
not correlate perfectly with movements in the prices of
the   investments  being  hedged.   For  example,   all
participants  in  the futures and  options  on  futures
contracts markets are subject to daily variation margin
calls  and  might be compelled to liquidate futures  or
options on futures contracts positions whose prices are
moving  unfavorably to avoid being subject  to  further
calls.   These  liquidations could increase  the  price
volatility  of the instruments and distort  the  normal
price  relationship between the futures or options  and
the  investments  being hedged.  Also, because  initial
margin deposit requirements in the futures markets  are
less onerous than margin requirements in the securities
markets,  there  might  be increased  participation  by
speculators  in the future markets.  This participation
also  might  cause  temporary  price  distortions.   In
addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions. The Fund will limit its futures transactions to those permitted under Rule 4.5 of the CEA.

f)   Foreign Securities

The Fund may invest up to 5% of its net assets directly
in  foreign  securities.  Investments in securities  of
foreign issuers involve risks which are in addition  to
the  usual risks inherent in domestic investments.   In
many   countries,  there  is  less  publicly  available
information  about  issuers than is  available  in  the
reports  and ratings published about companies  in  the
U.S.   Additionally, foreign companies are not  subject
to uniform accounting, auditing and financial reporting
standards.   Other risks inherent in foreign investment
include     expropriation;    confiscatory    taxation;
withholding  taxes  on  dividends  and  interest;  less
extensive  regulation  of foreign  brokers,  securities
markets  and  issuers;  costs incurred  in  conversions
between  currencies; the illiquidity and volatility  of
foreign  securities markets; the possibility of  delays
in    settlement   in   foreign   securities   markets;
limitations on the use or transfer of assets (including
suspension of the ability to transfer currency  from  a
given country); the difficulty of enforcing obligations
in   other  countries;  diplomatic  developments;   and
political or social instability.  Foreign economies may
differ  favorably or unfavorably from the U.S.  economy
in  various  respects, and many foreign securities  are
less  liquid  and their prices are more  volatile  than
comparable U.S. securities.  From time to time, foreign
securities  may  be  difficult  to  liquidate   rapidly
without   adverse   price   effects.

Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

                      MANAGEMENT

The  directors and officers of the Fund, together  with
information  as to their principal business occupations
during the last five years, and other information,  are
shown   below.    Each  director  who  is   deemed   an
"interested person" of the Fund, as defined in the 1940
Act,  is  indicated by an asterisk.  The directors  and
officers  listed  below  have  served  as  such   since
inception of the Fund in August 1998, except as otherwise noted.

*Michael  R.  Grady,  Jr.,  President,  Treasurer   and
Director of the Fund (DOB 8/19/62; Age 36).

Mr. Grady co-founded the Fund's investment adviser, LCMCM, with Mr. Barry Glasgow in June 1998 and has served as its President and a Director since then.
Since  January  1997,  Mr. Grady  has  also  served  as
President of LaSalle St. Capital Markets, Inc., an investment banking, research and consulting firm which is an affiliate of LCMCM, and since December 1996, Mr.
Grady has served as a registered representative of LaSalle St. Securities, Inc., a registered broker-dealer, an affiliate of LCMCM and the Fund's principal underwriter (the "Underwriter"). Prior to joining the LaSalle group of companies, both of which are located in Chicago, Illinois, Mr. Grady spent 18 months with
Madison Securities, Inc., a registered broker-dealer in Chicago, Illinois (from June 1995 until December 1996), and 14 months with Lexington Securities, Inc., a registered broker-dealer in Chicago, Illinois (from
April  1994  until June 1995).  At both companies,  Mr.
Grady served as a registered representative and an Executive Vice President. From August 1990 until April
1994, Mr. Grady served as a registered representative of A.G. Edwards & Sons, Inc., a registered broker-dealer in Bartlett, Illinois. Since October 1994, Mr.
Grady has served as the President of Madison Investment
Partners L.P., a private investment partnership that Mr. Grady helped to form. Mr. Grady received his B.S.
in Finance from Northern Illinois University in 1985.

*Barry  J.  Glasgow,  Vice  President,  Secretary   and
Director of the Fund (DOB 4/14/43; Age 56).

Mr.  Glasgow co-founded the Fund's investment  adviser,
LCMCM,  with Mr. Grady in June 1998 and has  served  as
its  Chief  Investment  Officer,  Secretary,  Portfolio
Manager and a Director since then.  From May 1991 until
June  1998, Mr. Glasgow served as the Managing  Partner
and  Portfolio Manager of Gonski & Glasgow Investments,
a  registered  investment adviser in  Elgin,  Illinois.
From January 1991 until May 1996, Mr. Glasgow served as
a   registered   representative   of   Rocky   Mountain
Securities, Inc., a registered broker-dealer, in its Elgin, Illinois branch office. From May 1996 until May
1998, Mr. Glasgow served as a registered representative of Berry-Shino Securities, Inc., a registered broker-dealer, in its Elgin, Illinois branch office. From May
1998 until the date hereof, Mr. Glasgow has served as a registered representative of the Underwriter, and from November 1998 until the date hereof, Mr. Glasgow has served as a Research Analyst of LaSalle St. Capital
Markets, Inc.

David  A.  Schwering, Ph.D., Director of the Fund  (DOB 1/8/50; Age 49).

Dr.  Schwering  has  served  as  the  President  and  a
Director of American Communication & Computation, Inc.,
a    corporation    engaged   in   the   communications
infrastructure business, since January 1980, and  as  a
Director of International Digital Maintenance, Ltd.,  a
digital  equipment repair firm, since May  1972.   Both
companies are located in Silver Springs, Maryland.  Dr.
Schwering  holds  several  patents  in  the  fields  of
electronic  and  security devices.   As  a  pioneer  in
modern computing, Dr. Schwering developed several early
computer technologies.  In the 1970s, he developed  the
downlink  and  computation algorithms  for  NASA's  ABS
satellites,  the  domestic money  transfer  system  for
Bankers Trust in New York, the off-track betting system
for   the   State   of  New  York  and   an   encrypted
telecommunications system for the U.S. government.  Dr.
Schwering  received  his  B.S.  in  Physics  from   the
Massachusetts  Institute  of Technology  (M.I.T.),  his
M.S.C.S.  from  the  University  of  Maryland   and   a
Doctorate  in  Economics from Harvard University.   Dr.
Schwering is listed in "Who's Who" in the computer industry.

Michael  Radnor,  Ph.D.,  Director  of  the  Fund  (DOB 2/1/33; Age 66).


Dr.  Radnor  has  served  as a Professor  at  the  J.L.
Kellogg  Graduate School of Management at  Northwestern
University in Evanston, Illinois since 1964.  In  1983,
Dr.   Radnor   launched   the  International   Business
Development   program  through
which  his   staff   at
Northwestern   assisted  numerous  U.S.   and   foreign
companies to strengthen their international operations,
technology   and   trade   strategies   and   programs.
Privatized as IBD, Inc. in late 1994, the program works
with  firms in several countries worldwide.  Dr. Radnor
is  the  President of IBD, Inc.  In 1989,  Dr.  Radnor,
with  support  from the State of Illinois,  established
the   Small   Business   Development   Center/Incubator
("SBDC"). SBDC provides counseling, training, referral services and direct assistance to small businesses in the Midwest.


George  D.  Kraft,  Ph.D., Director of  the  Fund  (DOB 9/10/37; Age 61).

Dr.  Kraft  has  served as a Professor  at  the  I.I.T.
Stuart  School  of Business in Chicago, Illinois  since
1994.   Previously,  he was an Associate  Professor  of
Electrical  and  Computer  Engineering  in  the  Armour
College  of Engineering at I.I.T.  In 1993,  Dr.  Kraft
helped  form  the  Telecommuting  Advisory  Council  of
Illinois,  and in 1991, he was a member of a  statewide
telecommunications committee that developed a strategic
plan  for  wiring Illinois with a broadband  multimedia
network.   He  has consulted extensively for  the  U.S.
government  through  work for the  Defense  Information
Systems  Agency,  the Department of Housing  and  Urban
Development  and  the General Services  Administration.
Each  of  these  agencies has used him  as  a  national
expert  on telecommunication capabilities and products.
Dr.  Kraft  has  also been involved with  the  National
Institute  of Standards and Technology, as  manager  of
the   Integrated  Services  Digital  Network   ("ISDN")
Standardization Effort and the Alternate Chairman of the Executive Steering Committee of the North American
ISDN User's Forum. Dr. Kraft has served as a Director of the Fund since March 1999.

Lawrence  E.  Harb, Director of the Fund (DOB  7/28/53; Age 45).

Mr.  Harb has served as the Managing Director of  Sales
and  Marketing for J.S. Wurzler Underwriting  Managers,
LLC  ("Wurzler"),  an underwriter of  internet  and  e-
commerce insurance for certain syndicates of Lloyds  of
London  which  is  located in Okemos,  Michigan,  since
January  1999.   Prior  to  joining  Wurzler,  he   was
affiliated  with  Aon  Corp.  for  approximately  three
years.    Aon  Corp.,  which  is  located  in  Chicago,
Illinois,  is a holding company that owns mutual  fund,
investment advisory and brokerage businesses.  While at
Aon  Corp.,  Mr. Harb served as Chairman  of  Financial
Solutions  Insurance  Services, an insurance  brokerage
firm;  President of Aon Securities Corp., a  registered
broker-dealer;  and  Senior Vice President/Director  of
Marketing  of  Aon  Advisors, a  registered  investment
adviser.   Before his involvement with Aon  Corp.,  Mr.
Harb  was President and founder of LaSalle Consultants,
Ltd.,  a  financial consulting firm located in  Melrose
Park, Illinois, and President of LCL Investments, Inc.,
a  registered  broker-dealer located in  Melrose  Park,
Illinois.    Mr.  Harb has over 23 years experience  in
the financial services industry, co-authored a book  on
banking  and has taught at the I.I.T. Stuart School  of
Business  in Chicago, Illinois.  Mr. Harb received  his
B.S. in Management from Northern Illinois University in
1975   and  his  Masters  of  Management  degree   from
Northwestern University's Kellogg School of Management in 1993. Mr. Harb has served as a Director of the Fund since March 1999.

The  address of Messrs. Grady and Glasgow is  810  West
Washington Boulevard, Chicago, Illinois 60607; the address of Dr. Schwering is 223 University Boulevard
East, Silver Spring, Maryland 20901; the address of Dr.
Radnor is Northwestern University, 2001 Sheridan  Road,
Evanston, Illinois 60208; the address of Dr.  Kraft  is
I.I.T.  Stuart School of Business, Room 424,  565  West
Adams Street, Chicago, Illinois 60631; and the address of Mr. Harb is 3520 Okemos Road, Suite 120, Okemos,
Michigan 48864-5943.


In   exchange  for  an equity interest  in  the  Fund,
certain officers of LCMCM  will  provide  the
initial seed capital required to register the Fund with
the  SEC.   Accordingly, before the public offering  of
Fund shares, these persons will own 100% of the Fund's outstanding shares of common stock.



Directors and officers of the Fund who are also officers, directors or employees of LCMCM will not receive any remuneration from the Fund for serving as directors or officers. Accordingly, neither Mr. Grady nor Mr. Glasgow will receive any remuneration from the Fund for their services as directors and officers.
However, the remaining directors will receive the following fees for their services as directors of the Fund:(1)

Name                       Cash              Other           Total
                      Compensation(2)   Compensation
David A. Schwering        $8,000             $0            $8,000
Michael Radnor            $8,000             $0            $8,000
George D. Kraft           $8,000             $0            $8,000
Lawrence E. Harb          $8,000             $0            $8,000
Total                    $32,000             $0           $32,000
__________
(1)The amounts indicated are estimates of amounts to be paid by the Fund during its first fiscal year.


(2)Each  director  who  is  not deemed  an  "interested
   person"  of  the Fund, as defined in the  1940  Act,
   will  receive  $2,000 for each  Board  of  Directors
   meeting  attended by such person, plus reimbursement
   of   reasonable  expenses  incurred  in   connection
   therewith.   The  Board  anticipates  holding   four
   meetings  during its first fiscal year.  Thus,  each
   disinterested director is entitled to up  to  $8,000
   during   such  time  period  from  the  Fund,   plus
   reasonable expenses.


                PRINCIPAL SHAREHOLDERS

As  of  the date hereof, the following persons  own  of
record or are known by the Fund to own beneficially  5%
or more of the outstanding shares of common stock of the Fund:

                       [insert data when available]

     Name and Address                     No. Shares      Percentage

     [_________________]                  [________]        [_____]
__________


Based on the foregoing, as of the date hereof, _________________ owned a controlling interest in the Fund. Shareholders with a controlling interest could effect the outcome of proxy voting or the direction of management of the Fund.


        INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

LCM   Capital   Management,  Inc.  ("LCMCM")   is   the
investment  adviser to the Fund.  Jack  McDermott,  the
Chairman  of  the  Board of LCMCM, owns  a  controlling
interest in LCMCM.  Messrs. Grady and Glasgow serve  as
officers  and  directors of LCMCM and  the  Fund.   See
"Management" for more information.

The  investment advisory agreement between the Fund and
LCMCM  dated as of ___________________ ____, 1999  (the
"Advisory Agreement") has an initial term of two  years
and  thereafter is required to be approved annually  by
the  Board  of Directors of the Fund or by  vote  of  a
majority  of  the Fund's outstanding voting  securities
(as defined in the 1940 Act).  Each annual renewal must
also  be  approved  by the vote of a  majority  of  the
Fund's  directors who are not parties to  the  Advisory
Agreement or interested persons of any such party, cast
in person at a meeting called for the purpose of voting
on  such approval.  The Advisory Agreement was approved
by   the  full  Board  of  Directors  of  the  Fund  on
__________________  ____,  1999  and  by  the   initial
shareholder of the Fund on ________________ ____, 1999.
The Advisory Agreement is terminable without penalty on
60  days' written notice by the Board of Directors,  by
vote  of
a  majority of the Fund's outstanding  voting
securities   or   by   LCMCM,   and   will    terminate
automatically in the event of its assignment.


Under  the terms of the Advisory Agreement, LCMCM  will
manage  the  Fund's  investments and business  affairs,
subject  to  the supervision of the Board of Directors.
At its expense, LCMCM will provide office space and all
necessary  office facilities, equipment  and  personnel
for   managing  the  investments  of  the   Fund.    As
compensation for its services, the Fund will pay  LCMCM
a fee, computed daily and payable monthly, equal to, on
an  annual basis, 1.0% of the Fund's average daily  net
assets.   The  organizational and offering expenses  of
the Fund will be paid by LCMCM from its own assets.


Custodian,  Transfer  Agent,  Dividend  Paying   Agent,
Registrar, Fund Accountant and Administrator


As   custodian  of  the  Fund's  assets,  Firstar  Bank
Milwaukee,  N.A.  ("Firstar Bank"), 615  East  Michigan
Street, Milwaukee, Wisconsin 53202, has custody of  all
securities and cash of the Fund, delivers and  receives
payment  for  portfolio securities sold,  receives  and
pays   for  portfolio  securities  purchased,  collects
income from investments, if any, and performs other duties, all as directed by the officers of the Fund.
Firstar Bank also acts as transfer agent, dividend paying agent and registrar for the Fund, and Firstar
Mutual Fund Services, L.L.C., which is an affiliate of Firstar Bank and which is located at the same address, acts as fund accountant and administrator for the Fund.


Independent Accountants

PricewaterhouseCoopers,  ________________,   Milwaukee,
Wisconsin, independent accountants for the Fund, audit and report on the Fund's financial statements.

    PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

Under the Advisory Agreement, LCMCM is responsible  for
decisions to buy and sell securities for the  Fund  and
for  the  placement of the Fund's securities  business,
the  negotiation of the commissions to be paid on  such
transactions and the allocation of portfolio  brokerage
and  principal business.  Purchases may  be  made  from
brokers,  dealers  and,  on  occasion,  issuers.    The
purchase price of securities purchased from a broker or
dealer  may  include commissions and   dealer  spreads.
The   Fund   may   also  pay  mark-ups   on   principal
transactions.

In  executing transactions on behalf of the Fund, LCMCM
has no obligation to deal with any particular broker or
dealer.   Rather,  LCMCM  seeks  to  obtain  the   best
execution  at  the best security price  available  with
respect  to  each transaction.  The best price  to  the
Fund means the best net price without regard to the mix
between purchase or sale price and commission, if  any.
While  LCMCM  seeks  reasonably competitive  commission
rates,  the  Fund does not necessarily pay  the  lowest
available commission.  As noted in the Prospectus under
the  captions  "Management of  the  Fund  -  Investment
Advisory  Agreement"  and "Underwriting,"  pursuant  to
guidelines adopted by the Fund's Board of Directors and
in   accordance  with  the  rules  of  the   SEC,   the
Underwriter, which is an affiliate of LCMCM, as well as
certain  broker-dealers involved in the Fund's  initial
public  offering,  may serve as brokers  to  the  Fund;
however,  in order for the Underwriter or such  broker-
dealers  to effect portfolio transactions for the  Fund
on   an   exchange,  the  commissions,  fees  or  other
remuneration   received  by  such   persons   must   be
reasonable  and fair compared to the commissions,  fees
or   other  remuneration  paid  to  other  brokers   in
connection   with  comparable  transactions   involving
similar  securities  being purchased  or  sold  on  any
exchange  during  a comparable period  of  time.   This
standard allows the Underwriter and such broker-dealers to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction.

Section  28(e) of the Securities Exchange Act of  1934,
as  amended  ("Section 28(e)"), permits  an  investment
adviser,  under  certain  circumstances,  to  cause  an
account   to  pay  a  broker  or  dealer  who  supplies
brokerage  and  research  services  a  commission   for
effecting  a  transaction in excess of  the  amount  of
commission another broker or dealer would have  charged
for  effecting the transaction.  Brokerage and research
services include (i) furnishing advice as to the  value
of   securities,   the   advisability   of   investing,
purchasing  or selling securities and the  availability
of  securities or purchasers or sellers of  securities;
(ii)   furnishing   analyses  and  reports   concerning
issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

In   selecting  brokers  or  dealers,  LCMCM  considers
investment  and market information and other  research,
such    as   economic,   securities   and   performance
measurement  research  provided  by  such  brokers   or
dealers  and  the quality and reliability of  brokerage
services,  including execution capability,  performance
and   financial   responsibility.    Accordingly,   the
commissions charged by any such broker or dealer may be
greater  than the amount another firm might  charge  if
LCMCM determines in good faith that the amount of  such
commissions is reasonable in relation to the  value  of
the   research   information  and  brokerage   services
provided  by such broker or dealer to the Fund.   LCMCM
believes that the research information received in this
manner provides the Fund with benefits by supplementing
the  research  otherwise available to the  Fund.   Such
higher commissions will not, however, be paid by the Fund unless (i) LCMCM determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of LCMCM's overall responsibilities with respect to the accounts, including the Fund, as to which it exercises investment discretion; (ii) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws; and (iii) in the opinion of LCMCM, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. In addition, such higher commissions will not be paid by the Fund with respect to portfolio transactions in which the Underwriter is serving as broker to the Fund. The investment advisory fees paid by the Fund under the Advisory Agreement are not reduced as a result of LCMCM's receipt of research services.

Although LCMCM is a newly organized investment  adviser
and  does  not currently have any advisory accounts  in
addition  to the Fund, LCMCM may take on other advisory
accounts in the future.  In the event that LCMCM serves
as  investment adviser to clients, in addition  to  the
Fund,  in  the future, LCMCM would also place portfolio
transactions  for such other advisory accounts.   Under
these  circumstances,  research services  furnished  by
firms  through  which the Fund effects  its  securities
transactions could be used by LCMCM in servicing all of
its accounts; that is, not all of such services may  be
used  by  LCMCM  in connection with  the  Fund.   LCMCM
believes it would not be possible to measure separately
the  benefits  from research services to  each  of  the
accounts  (including the Fund) managed by it.   Because
the  volume and nature of the trading activities of the
accounts  would not likely be uniform,  the  amount  of
commissions  in  excess  of those  charged  by  another
broker or dealer paid by each account for brokerage and
research  services would vary.  However, LCMCM believes
such costs to the Fund would not be disproportionate to
the  benefits  received by the  Fund  on  a  continuing
basis.    LCMCM   would  seek  to  allocate   portfolio
transactions  equitably whenever  concurrent  decisions
were  made to purchase or sell securities by  the  Fund
and  another  advisory account.  In  some  cases,  this
procedure could have an adverse effect on the price  or
the  amount of securities available to the Fund.  There
can  be no assurance that a particular purchase or sale
opportunity would be allocated to the Fund.  In  making
such  allocations between the Fund and  other  advisory
accounts, certain factors considered by LCMCM would  be
the respective investment objectives, the relative size
of   portfolio  holdings  of  the  same  or  comparable
securities, the availability of cash for investment and the size of investment commitments generally held.

A  change in the investments held by the Fund is  known
as  "portfolio  turnover."  For instance,  a  portfolio
turnover  rate  of  100%  would  result  if   all   the
securities  in a portfolio (excluding securities  whose
maturities at acquisition were one year or less) at the
beginning of an annual period had been replaced by  the
end   of  the  period.   Portfolio  turnover  generally
involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. The portfolio turnover rate may vary from year to year, as well as within a year.
Under normal market conditions, the portfolio turnover rate for the Fund is expected to be approximately
80%  to 130%  and  generally  will  not  exceed
175%.

      TAXATION OF THE FUND AND ITS DISTRIBUTIONS

As  indicated under "Federal Taxation of the  Fund  and
its  Distributions" in the Prospectus, the Fund intends
to  qualify  annually and be treated  as  a  "regulated
investment company" under Subchapter M of the  Internal
Revenue Code of 1986, as amended (the "Code"), and,  if
so  qualified,  will not be liable for  federal  income
taxes  to  the  extent earnings are  distributed  on  a
timely  basis.   This qualification  does  not  require
government   supervision  of  the   Fund's   management
practices  or  policies.   However,  in  order  to   so
qualify, the Fund must, among other things:  (i) derive
at  least 90% of its gross income in each taxable  year
from  dividends,  interest, payments  with  respect  to
securities  loans,  gains  from  the  sale   or   other
disposition  of  stock  or other  income  derived  with
respect  to  its business of investing  in  such  stock
(including,  but  not limited to, gains  from  options,
futures  or forward contracts), and (ii) diversify  its
holdings such that,
at the end of each quarter of  each
taxable  year, (a) at least 50% of the market value  of
the  Fund's assets is represented by cash, cash  items,
U.S.   government  securities,  securities   of   other
regulated  investment  companies and  other  securities
which, with respect to any one issuer, do not represent
more than 5% of the value of the Fund's assets nor more
than  10% of the outstanding voting securities of  such
issuer,  and (b) not more than 25% of the market  value
of  the Fund's assets is invested in the securities  of
any  one  issuer (other than U.S. government securities
or   the   securities  of  other  regulated  investment
companies).

If   the  Fund  qualifies  as  a  regulated  investment
company, the Fund will not be subject to federal income
tax  on  the portion of its investment company  taxable
income (i.e., its investment company taxable income  as
defined in the Code without regard to the deduction for
dividends  paid)  and its net capital gain  (i.e.,  the
excess of its net realized long-term capital gain  over
its  net  realized short-term capital  loss)  which  it
distributes to the Fund's shareholders in each  taxable
year,  provided that it distributes to its shareholders
at  least  90%  of its net investment income  for  such
taxable year.  If the Fund should fail to qualify as  a
regulated  investment company in  any  year,  the  Fund
would  be  subject to tax in such year on  all  of  its
taxable  income,  whether or  not  the  Fund  made  any
distributions.  In addition, amounts not distributed by
a  regulated  investment company on a timely  basis  in
accordance    with   a   calendar   year   distribution
requirement are subject to a 4% excise tax.   To  avoid
this tax, the Fund must distribute during each calendar year an amount equal to, at a minimum, the sum of (i)
98% of its net investment income for the calendar year,
(ii) 98% of its capital gain income for the one year period ending on October 31 of such year (unless, as in the case of the Fund, an election is made by a fund with a November or December year-end to use the fund's fiscal year) and (iii) all ordinary income and capital gain net income for previous years that were not previously distributed.

Dividends paid by the Fund from its net investment income are taxable as ordinary income to shareholders of the Fund who are subject to tax. Distributions made from net capital gains and properly designated by the Fund as such are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Any loss upon the sale or exchange of Fund shares held for six months or less, however, is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of the Fund's earnings and profits are treated first as a non-taxable reduction in the adjusted tax basis of a shareholder's
Fund shares (up to the amount of the shareholder's tax basis in his or her shares) and, thereafter, constitute capital gain to such shareholder (provided that Fund shares are held as a capital asset).

Capital gain dividends may be taxed at a lower rate than dividends from ordinary income for certain non-corporate taxpayers. For securities held longer than one year, the maximum long-term capital gains rate is 20%.

Dividends  and distributions by the Fund are  generally
taxable  to  shareholders at the time the  dividend  or
distribution  is  made (even if paid or  reinvested  in
additional   Fund  shares).   However,   any   dividend
declared  by the Fund in October, November or  December
of   any  calendar  year,  which  is  payable  to  Fund
shareholders of record on a specified date in such a month and which is not paid on or before December 31 of such year will be treated as being paid by the Fund and received by Fund shareholders as of December 31 of such year, provided that the dividend is paid during January of the following year. After the end of each taxable year, the Fund will notify shareholders of the federal income tax status of any dividends and distributions, or deemed distributions, made by the Fund during such year.

Gain  or loss, if any, recognized on the sale or  other
disposition  of  Fund shares, including repurchases  by
the  Fund, will be taxed as a capital gain or  loss  if
the  shares  are  capital assets in  the  shareholder's
hands and will be taxed as long-term or short-term gain
or loss, as the case may be.  A loss realized on a sale
or  exchange of Fund shares will be disallowed if other
Fund   shares  are  acquired  within  a  61-day  period
beginning  30 days before and ending 30 days after  the
date that the shares are disposed of.  The basis of the
shares  acquired  will  be  adjusted  to  reflect   the
disallowed loss.

This section is not intended to be a full discussion of
federal income tax laws and the effect of such laws  on
Fund  shareholders.  There may be other federal,  state
or  local tax considerations applicable to a particular
shareholder.   Shareholders are urged to consult  their
own tax advisers.

                 FINANCIAL STATEMENTS

The following audited financial statements of the Fund are contained herein:

     (a)  Report of Independent Accountants.*

     (b)  Statement of Assets and Liabilities.*

     (c)  Notes to Statement of Assets and Liabilities.*



*To be filed by amendment.

                        PART C

                   OTHER INFORMATION

ITEM 24.     FINANCIAL STATEMENTS AND EXHIBITS

             (1)    Financial Statements

                    Included in Parts A and B.

             (2)    Exhibits

                    See "Exhibit Index."

ITEM 25.     MARKETING ARRANGEMENTS

See Exhibits h.1 and h.2 to this Registration Statement.


ITEM 26.     OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION


The following table sets forth the estimated expenses expected to be incurred in connection with the offering described in this Registration Statement, assuming the underwriters' over-allotment option is not exercised
(all of which expenses, except the expense allowance of LaSalle St. Securities, Inc. (the "Representative"), will be paid by LCMCM):



SEC registration fees                             $ 12,788.00
American Stock Exchange listing fee                 25,000.00
Printing and engraving expenses; postage               *
Audit fees and expenses                              1,000.00
Legal fees and expenses                                *
NASD fees                                            5,250.00
Representative's expense allowance                 400,000.00
Miscellaneous                                          *

Total                                             $660,000.00

____________________
*  To be completed by amendment.


ITEM 27.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


Prior to the initial public offering of the Registrant's Common Stock, certain officers of LCMCM will control the Registrant.



ITEM 28.     NUMBER OF HOLDERS OF SECURITIES

Title of Class                   Number of Record Holders as of________, 1999
Common Stock $0.01 par value                   [  ]

ITEM 29.     INDEMNIFICATION

Under the Registrant's Articles of Incorporation and By-
Laws, the directors and officers of the Registrant will be indemnified to the fullest extent permitted by the Maryland General Corporate Law, subject to the applicable provisions of the Investment Company Act of 1940, as amended, including advancing of expenses incurred in connection therewith. In addition, the Registrant is required to indemnify other employees and agents of the Registrant to such extent as shall be authorized by the Board of Directors and permitted by law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The
Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Registrant against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Registrant would have the power to indemnify against such liability.

The Registrant and LCMCM, its investment adviser, have also agreed to indemnify the Representative and other underwriters involved with the Registrant's initial public offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the "Securities Act").

Insofar as indemnification for liabilities under the Securities Act may be permitted to the directors, officers, employees and agents of the Registrant, and the Representative and other underwriters, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities
Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities under the Securities Act (other than the payment by the Registrant of expenses incurred by a director, officer, employee or agent of the Registrant, or by the Representative or any other underwriter, in connection with the successful defense of any action, suit or proceeding) is asserted by such directors, officers, employees, agents or Representative or any other underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 30.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Besides serving as investment adviser to the Registrant, LCMCM is not currently and has not during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Set forth below is a list of each executive officer and director of LCMCM indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the past two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee:

                         Position with          Other Substantial Business,
Name                        LCMCM           Profession, Vocation or Employment

Michael R. Grady, Jr.  President, Treasurer   President, LaSalle St. Capital
                         and Director         Markets, Inc.; Registered
                                              Representative, LaSalle St.
                                              Securities, Inc.
Barry J. Glasgow       Chief Investment       Research Analyst, LaSalle St.
                       Officer, Secretary,    Capital Markets, Inc.;
                       Portfolio Manager      Registered Representative,
                       and Director           LaSalle St. Securities, Inc.;
                                              From May 1991 until June 1998,
                                              Managing Partner and Portfolio
                                              Manager of Gonski & Glasgow
                                              Investments.
Daniel Schlesser      Director                Senior Vice President and CFO,
                                              LaSalle St. Securities, Inc.
Jack McDermott        Chairman of the Board   President, LaSalle St. Securities,
                                              Inc.; President, McDermott-
                                              LaSalle, Inc.
Byron Crowe           Director                Executive Vice President,
                                              LaSalle St. Capital Markets, Inc.;
                                              Registered Representative,
                                              LaSalle St. Securities, Inc.

ITEM 31.     LOCATION OF ACCOUNTS AND RECORDS


All accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are in the possession of LCMCM, the Registrant's investment adviser, at the Registrant's corporate offices, except records held and maintained by (i) Firstar Bank Milwaukee, N.A., 615
East Michigan Street, Milwaukee, Wisconsin 53202, relating to its function as custodian and as transfer agent and (ii) Firstar Mutual Fund Services, L.L.C.,
615 East Michigan Street, Milwaukee, Wisconsin 53202, relating to its function as administrator and fund accountant.


ITEM 32.     MANAGEMENT SERVICES

Not applicable.

ITEM 33.     UNDERTAKINGS

        (1)  Registrant undertakes to suspend the
offering of shares of Common Stock covered hereby until the Prospectus contained herein is amended, if (i) subsequent to the effective date of this Registration
Statement, its net asset value per share of Common
Stock declines more than 10% from its net asset value per share of Common Stock as of the effective date of the Registration Statement or (ii) its net asset value per share of Common Stock increases to an amount greater than its net proceeds as stated in the Prospectus contained herein.

        (2)  Not applicable.

        (3)  Not applicable.

        (4)  Not applicable.

        (5)(a) For the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance on Rule 430A and contained in a form of prospectus filed under Rule
497(h) under the Securities Act shall be deemed to be a part of this Registration Statement as of the time it was declared effective; and

            (b) For the purpose of determining any
liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

       (6)  Registrant undertakes to send by first
class mail, within two business days of receipt of a written or oral request, a copy of the Statement of Additional Information.

                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 2 to the Registration
Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Chicago, State of Illinois on the 23rd day of July, 1999.


                              LCM INTERNET GROWTH FUND, INC.
                              (Registrant)


                              By:  /s/ Michael R. Grady, Jr.
                                 -----------------------------
                                 Michael R. Grady, Jr.
                                 President and Treasurer




     Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Name                             Title                              Date


/s/ Michael R. Grady, Jr.  President, Treasurer and Director     July 23, 1999
-------------------------
Michael R. Grady, Jr.

     *                    Vice President, Secretary and Director July 23, 1999
------------------------
Barry J. Glasgow

     *                    Director                               July 23, 1999
------------------------
Michael Radnor

     *                    Director                               July 23, 1999
------------------------
David A. Schwering

     *                    Director                               July 23, 1999
-----------------------
George D. Kraft

     *                    Director                               July 23, 1999
----------------------
Lawrence E. Harb



*By:  /s/ Michael R. Grady, Jr.
   -------------------------------


  Michael R. Grady, Jr. (as attorney-in-fact pursuant to authority granted by power of attorney included on this signature page in initial filing of this Registration Statement)

                     EXHIBIT INDEX

   Exhibit No.   Exhibit

       (a)       Articles of Incorporation(1)

       (b)       By-Laws(1)

       (c)       Not Applicable

       (d)       Form of Specimen Stock Certificate*

       (e)       Form of Distribution Reinvestment Plan

       (f)       Not Applicable

       (g)       Form of Investment Advisory Contract

       (h.1)     Form of Underwriting Agreement

       (h.2)     Form of Master Selected Dealer Agreement

       (i)       Not Applicable

       (j)       Form of Custodian Servicing Agreement

       (k.1)     Form of Stock Transfer Agency Agreement

       (k.2)     Form of Fund Administration Servicing Agreement

       (k.3)     Form of Fund Accounting Servicing Agreement

       (k.4)     Form of Fulfillment Servicing Agreement

       (l)       Form of Opinion and Consent of Godfrey & Kahn, S.C.

       (m)       Not Applicable

       (n)       Consent of PricewaterhouseCoopers*

       (o)       Not Applicable

       (p)       Form of Subscription Agreement for Initial Capital

       (q)       Not Applicable

       (r)       Financial Data Schedule*
_______________
*    To be filed by amendment.

(1) Incorporated by reference to Registrant's initial filing of the Registration Statement on Form N-2 filed with the SEC on March 15, 1999 (Registration
     Nos. 333-74407; 811-9261).